UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04391

Old Mutual Funds II
(Exact name of registrant as specified in charter)

4643 South Ulster Street, Suite 600, Denver, Colorado 80237
(Address of principal executive offices)

Julian F. Sluyters
4643 South Ulster Street, Suite 600, Denver, Colorado 80237
(Name and address of agent for service)

Copies to:

William H. Rheiner, Esq.	Andra C. Ozols, Esq.
Stradley Ronon Stevens & Young, LLP	Old Mutual Capital, Inc.
2600 One Commerce Square	4643 South Ulster Street, Suite 600
Philadelphia, PA 19103	Denver, CO 80237
(215) 564-8082	(720) 200-7725

Registrant’s telephone number, including area code: 1-888-772-2888

Date of fiscal year end: March 31

Date of reporting period: June 30, 2009

Item 1.                       Schedule of Investments.

Old Mutual Advantage Growth Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2009 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 98.1%
Agricultural Chemicals - 2.1%
Monsanto	7,863	$585
Total Agricultural Chemicals		585
Applications Software - 2.7%
Microsoft	30,745	731
Total Applications Software		731
Athletic Footwear - 1.2%
Nike, Cl B	6,270	325
Total Athletic Footwear		325
Beverages-Non-Alcoholic - 2.3%
PepsiCo	11,620	639
Total Beverages-Non-Alcoholic		639
Brewery - 2.1%
Cia de Bebidas das Americas ADR	9,035	586
Total Brewery		586
Cable/Satellite TV - 1.8%
DIRECTV Group*	20,179	499
Total Cable/Satellite TV		499
Chemicals-Specialty - 1.8%
Ecolab	12,645	493
Total Chemicals-Specialty		493
Commercial Services-Finance - 1.0%
Visa, Cl A	4,535	282
Total Commercial Services-Finance		282
Computer Services - 2.4%
Accenture, Cl A	9,965	333
Cognizant Technology Solutions, Cl A*	12,045	322
Total Computer Services		655
Computers - 7.0%
Apple*	5,315	757
Hewlett-Packard	13,150	508
International Business Machines	6,170	644
Total Computers		1,909
Consulting Services - 1.2%
FTI Consulting*	6,435	326
Total Consulting Services		326
Consumer Products-Miscellaneous - 1.2%
Clorox	6,085	340
Total Consumer Products-Miscellaneous		340
Cosmetics & Toiletries - 2.2%
Procter & Gamble	11,755	601
Total Cosmetics & Toiletries		601
Disposable Medical Products - 1.9%
C.R. Bard	7,025	523
Total Disposable Medical Products		523
Diversified Manufacturing Operations - 1.1%
Danaher	4,700	290
Total Diversified Manufacturing Operations		290
E-Commerce/Services - 2.2%
priceline.com*	5,470	610
Total E-Commerce/Services		610
Electric Products-Miscellaneous - 1.4%
Emerson Electric	11,355	368
Total Electric Products-Miscellaneous		368
Electronic Components-Semiconductors - 4.5%
Intel	25,450	421
Texas Instruments	25,985	553
Xilinx	12,770	261
Total Electronic Components-Semiconductors		1,235
Engineering/R&D Services - 3.4%
ABB ADR	18,260	288
Aecom Technology*	9,410	301
Jacobs Engineering Group*	8,205	345
Total Engineering/R&D Services		934
Enterprise Software/Services - 1.6%
SAP ADR	10,809	434
Total Enterprise Software/Services		434
Fiduciary Banks - 3.8%
Northern Trust	7,421	398
State Street	13,670	645
Total Fiduciary Banks		1,043
Finance-Investment Banker/Broker - 0.9%
Charles Schwab	14,115	248
Total Finance-Investment Banker/Broker		248
Industrial Audio & Video Products - 1.1%
Dolby Laboratories, Cl A*	7,800	291
Total Industrial Audio & Video Products		291
Industrial Gases - 2.2%
Praxair	8,643	614
Total Industrial Gases		614
Instruments-Scientific - 1.1%
Thermo Fisher Scientific*	7,665	313
Total Instruments-Scientific		313
Investment Management/Advisory Services - 2.2%
T Rowe Price Group	14,561	607
Total Investment Management/Advisory Services		607
Machinery-Farm - 0.4%
AGCO*	3,885	113
Total Machinery-Farm		113
Machinery-Pumps - 1.2%
Flowserve	4,525	316
Total Machinery-Pumps		316
Medical Information Systems - 2.0%
Cerner*	8,792	548
Total Medical Information Systems		548
Medical Products - 6.7%
Henry Schein*	13,680	656
Johnson & Johnson	10,215	580
Stryker	6,870	273
Varian Medical Systems*	9,153	322
Total Medical Products		1,831
Medical-Biomedical/Genetic - 2.2%
Amgen*	11,115	588
Total Medical-Biomedical/Genetic		588
Medical-Drugs - 2.0%
Abbott Laboratories	11,640	548
Total Medical-Drugs		548
Networking Products - 2.5%
Cisco Systems*	36,746	685
Total Networking Products		685
Oil Companies-Exploration & Production - 1.5%
Southwestern Energy*	10,390	404
Total Oil Companies-Exploration & Production		404
Oil Companies-Integrated - 1.0%
Petroleo Brasileiro ADR	6,480	266
Total Oil Companies-Integrated		266
Oil Field Machinery & Equipment - 3.5%
Cameron International*	16,810	476
National Oilwell Varco*	14,925	487
Total Oil Field Machinery & Equipment		963
Oil-Field Services - 2.7%
Halliburton	15,510	321
Schlumberger	7,766	420
Total Oil-Field Services		741
Pharmacy Services - 1.4%
Express Scripts*	5,515	379
Total Pharmacy Services		379
Retail-Computer Equipment - 1.1%
GameStop, Cl A*	13,320	293
Total Retail-Computer Equipment		293
Retail-Discount - 2.9%
Family Dollar Stores	14,175	401
Wal-Mart Stores	8,150	395
Total Retail-Discount		796
Retail-Restaurants - 3.5%
Darden Restaurants	6,915	228
McDonald's	12,715	731
Total Retail-Restaurants		959
Telecommunications Equipment - 0.9%
Harris	8,435	239
Total Telecommunications Equipment		239
Transportation-Rail - 1.0%
Union Pacific	5,425	282
Total Transportation-Rail		282
Web Portals/ISP - 2.3%
Google, Cl A*	1,459	615
Total Web Portals/ISP		615
Wireless Equipment - 2.9%
Qualcomm	17,345	784
Total Wireless Equipment		784
Total Common Stock (Cost $27,295)		26,831
Money Market Fund - 2.0%
Dreyfus Cash Management Fund, Institutional Class, 0.411% (A)	553,639	554
Total Money Market Fund (Cost $554)		554
Total Investments - 100.1% (Cost $27,849)†		27,385
Other Assets and Liabilities, Net - (0.1)%		(41)
Total Net Assets - 100.0%		$27,344

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of June 30, 2009.

ADR - American Depositary Receipt
Cl - Class
ISP - Internet Service Provider
R&D - Research and Development

† At June 30, 2009, the approximate tax basis cost of the Fund’s investments was $27,849 (000), and the unrealized appreciation and depreciation were $2,509 (000) and $(2,973) (000), respectively.

Cost figures are shown with "000's" omitted.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2009 in valuing the Fund’s net assets were as follows (000):

Investments	Level 1	Level 2	Level 3
Common Stock	$ 26,831	$ -	$ -
Money Market Fund	554	-	-
Total Investments	$ 27,385	$ -	$ -

On June 24, 2009, the Board of Trustees of Old Mutual Funds II approved the liquidation of the Fund. The final liquidating distribution to shareholders was made on August 17, 2009

Old Mutual Analytic U.S. Long/Short Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2009 (UNAUDITED)

Description	Shares/Face Amount (000)	Value (000)
Common Stock - 117.5%
Aerospace/Defense - 2.6%
General Dynamics (B)	41,456	$2,296
Lockheed Martin (B)	20,843	1,681
Raytheon	15,231	677
Total Aerospace/Defense		4,654
Agricultural Chemicals - 0.3%
CF Industries Holdings	1,043	77
Terra Industries	17,623	427
Total Agricultural Chemicals		504
Agricultural Operations - 0.9%
Bunge (B)	27,257	1,642
Total Agricultural Operations		1,642
Airlines - 1.8%
Southwest Airlines	464,603	3,127
Total Airlines		3,127
Apparel Manufacturers - 0.0%
Jones Apparel Group	1	-
Total Apparel Manufacturers		-
Applications Software - 1.7%
Microsoft (B)	127,404	3,028
Total Applications Software		3,028
Auto/Truck Parts & Equipment-Original - 0.0%
WABCO Holdings	3	-
Total Auto/Truck Parts & Equipment-Original		-
Beverages-Non-Alcoholic - 0.1%
Pepsi Bottling Group	2,944	100
Total Beverages-Non-Alcoholic		100
Beverages-Wine/Spirits - 0.1%
Brown-Forman, Cl B	2,460	106
Total Beverages-Wine/Spirits		106
Building-Residential/Commercial - 0.0%
Centex	2,680	23
Total Building-Residential/Commercial		23
Cable/Satellite TV - 4.4%
Comcast, Cl A (B)	449,267	6,510
DISH Network, Cl A*	79,802	1,294
Total Cable/Satellite TV		7,804
Casino Hotels - 0.6%
Las Vegas Sands*	136,405	1,072
Total Casino Hotels		1,072
Cellular Telecommunications - 1.3%
NII Holdings*	124,554	2,375
Total Cellular Telecommunications		2,375
Chemicals-Diversified - 0.2%
Dow Chemical	24,885	402
Total Chemicals-Diversified		402
Chemicals-Specialty - 0.3%
Ashland (B)	2,786	78
Ecolab	12,724	496
Total Chemicals-Specialty		574
Commercial Banks-Western US - 0.3%
Bank of Hawaii	12,731	456
Total Commercial Banks-Western US		456
Commercial Services-Finance - 3.2%
H&R Block	30,467	525
MasterCard, Cl A	4,009	671
Visa, Cl A (B)	70,883	4,413
Western Union	289	5
Total Commercial Services-Finance		5,614
Computer Services - 0.6%
Accenture, Cl A	33,282	1,114
Total Computer Services		1,114
Computers - 4.1%
Dell*	24,194	332
Hewlett-Packard (B)	176,043	6,804
Sun Microsystems*	16,080	148
Total Computers		7,284
Computers-Peripheral Equipment - 0.3%
Lexmark International, Cl A*	31,055	492
Total Computers-Peripheral Equipment		492
Containers-Paper/Plastic - 0.3%
Pactiv*	24,575	533
Sonoco Products	5	-
Total Containers-Paper/Plastic		533
Cosmetics & Toiletries - 0.4%
Avon Products	1	-
Estee Lauder, Cl A	23,325	762
Total Cosmetics & Toiletries		762
Distribution/Wholesale - 1.2%
Ingram Micro, Cl A*	33,276	582
Tech Data*	48,650	1,591
Total Distribution/Wholesale		2,173
Diversified Banking Institution - 2.0%
Bank of America	273,734	3,613
Total Diversified Banking Institution		3,613
Diversified Manufacturing Operations - 0.4%
Harsco	27,507	778
Total Diversified Manufacturing Operations		778
E-Commerce/Services - 2.1%
eBay*	213,215	3,652
Total E-Commerce/Services		3,652
Electric-Integrated - 1.8%
PPL	97,938	3,228
Total Electric-Integrated		3,228
Electronic Components-Semiconductors - 6.4%
Intel	397,852	6,584
Texas Instruments (B)	223,633	4,763
Total Electronic Components-Semiconductors		11,347
Engineering/R&D Services - 4.9%
Fluor (B)	89,222	4,576
KBR (B)	182,294	3,362
Shaw Group*	26,528	727
Total Engineering/R&D Services		8,665
Entertainment Software - 1.6%
Electronic Arts*	131,497	2,856
Total Entertainment Software		2,856
Fiduciary Banks - 4.1%
Bank of New York Mellon (B)	172,892	5,067
Northern Trust (B)	43,213	2,320
Total Fiduciary Banks		7,387
Finance-Credit Card - 1.4%
American Express	61,851	1,437
Discover Financial Services	109,161	1,121
Total Finance-Credit Card		2,558
Finance-Investment Banker/Broker - 2.6%
Charles Schwab	263,674	4,625
Total Finance-Investment Banker/Broker		4,625
Financial Guarantee Insurance - 0.0%
MBIA*	2	-
Total Financial Guarantee Insurance		-
Food-Meat Products - 2.0%
Tyson Foods, Cl A (B)	288,452	3,637
Total Food-Meat Products		3,637
Food-Miscellaneous/Diversified - 0.9%
Sara Lee	171,891	1,678
Total Food-Miscellaneous/Diversified		1,678
Food-Wholesale/Distribution - 2.2%
Sysco (B)	171,253	3,850
Total Food-Wholesale/Distribution		3,850
Gas-Distribution - 0.8%
Energen	35,698	1,424
Total Gas-Distribution		1,424
Hospital Beds/Equipment - 0.0%
Hill-Rom Holdings	125	2
Total Hospital Beds/Equipment		2
Independent Power Producer - 1.8%
NRG Energy*	124,914	3,243
Total Independent Power Producer		3,243
Investment Management/Advisory Services - 4.0%
Blackrock (B)	9,773	1,714
Franklin Resources	29,508	2,125
T Rowe Price Group	77,950	3,248
Total Investment Management/Advisory Services		7,087
Life/Health Insurance - 0.1%
Torchmark	4,497	167
Total Life/Health Insurance		167
Machinery-Construction & Mining - 0.3%
Joy Global	12,370	442
Total Machinery-Construction & Mining		442
Machinery-Farm - 1.6%
AGCO* (B)	100,100	2,910
Total Machinery-Farm		2,910
Medical Products - 3.0%
Johnson & Johnson (B)	35,515	2,017
Stryker (B)	58,365	2,319
Zimmer Holdings*	25,159	1,072
Total Medical Products		5,408
Medical-Biomedical/Genetic - 3.4%
Amgen*	63,764	3,376
Biogen Idec*	25,089	1,133
Gilead Sciences*	34,701	1,625
Total Medical-Biomedical/Genetic		6,134
Medical-Drugs - 3.8%
Forest Laboratories*	45,921	1,153
Merck	45,445	1,271
Pfizer	145,432	2,181
Schering-Plough	35,094	882
Wyeth	28,740	1,305
Total Medical-Drugs		6,792
Medical-HMO - 0.9%
Aetna	13,643	342
Coventry Health Care*	16,921	317
Health Net*	47,975	746
Humana*	5,802	187
UnitedHealth Group	2,339	58
Total Medical-HMO		1,650
Medical-Hospitals - 0.4%
Tenet Healthcare*	237,041	668
Total Medical-Hospitals		668
Medical-Wholesale Drug Distributors - 5.6%
AmerisourceBergen (B)	261,145	4,633
McKesson (B)	122,662	5,397
Total Medical-Wholesale Drug Distributors		10,030
Metal Processors & Fabricators - 0.2%
Timken	24,339	416
Total Metal Processors & Fabricators		416
Metal-Iron - 0.5%
Cliffs Natural Resources	39,377	964
Total Metal-Iron		964
Multimedia - 0.0%
Walt Disney	3,457	81
Total Multimedia		81
Oil Companies-Exploration & Production - 3.3%
Occidental Petroleum (B)	87,908	5,785
Total Oil Companies-Exploration & Production		5,785
Oil Companies-Integrated - 13.1%
Chevron (B)	112,596	7,460
ConocoPhillips	25,693	1,081
Exxon Mobil	124,219	8,684
Hess	67,761	3,642
Murphy Oil	46,476	2,525
Total Oil Companies-Integrated		23,392
Paper & Related Products - 0.1%
International Paper	5,585	85
MeadWestvaco	1	-
Total Paper & Related Products		85
REITs-Storage - 0.0%
Public Storage (B)	1	-
Total REITs-Storage		-
Retail-Apparel/Shoe - 0.7%
Gap	52,983	869
Guess?	11,659	301
Total Retail-Apparel/Shoe		1,170
Retail-Consumer Electronics - 0.2%
RadioShack	27,597	385
Total Retail-Consumer Electronics		385
Retail-Discount - 2.1%
Big Lots*	36,731	772
BJ's Wholesale Club*	3,934	127
Costco Wholesale (B)	60,991	2,787
Total Retail-Discount		3,686
Retail-Drug Store - 0.7%
Walgreen (B)	41,530	1,221
Total Retail-Drug Store		1,221
Retail-Major Department Store - 0.0%
TJX	1	-
Total Retail-Major Department Store		-
Retail-Restaurants - 0.4%
Brinker International	37,446	638
Total Retail-Restaurants		638
Semiconductor Components-Integrated Circuits - 0.0%
Analog Devices	3	-
Total Semiconductor Components-Integrated Circuits		-
Steel-Producers - 0.2%
United States Steel	9,600	343
Total Steel-Producers		343
Super-Regional Banks-US - 2.0%
US Bancorp (B)	201,167	3,605
Total Super-Regional Banks-US		3,605
Telecommunications Equipment-Fiber Optics - 2.9%
Corning	326,512	5,244
Total Telecommunications Equipment-Fiber Optics		5,244
Telecommunications Services - 0.1%
Embarq	3,074	129
Total Telecommunications Services		129
Telephone-Integrated - 3.8%
AT&T (B)	161,223	4,005
Sprint Nextel*	578,470	2,782
Total Telephone-Integrated		6,787
Tobacco - 2.3%
Philip Morris International	92,358	4,029
Total Tobacco		4,029
Wireless Equipment - 2.1%
Motorola (B)	458,359	3,039
Qualcomm	13,806	624
Total Wireless Equipment		3,663
Total Common Stock (Cost $189,589)		209,293
U.S. Treasury Obligations - 0.7%
U.S. Treasury Bills (C)(D)
0.369%, 02/11/10	$550	549
0.233%, 12/17/09	700	699
Total U.S. Treasury Obligations (Cost $1,248)		1,248
Money Market Fund - 6.6%
Dreyfus Cash Management Fund, Institutional Class, 0.411% (A)	11,655,216	11,655
Total Money Market Fund (Cost $11,655)		11,655
Total Investments - 124.8% (Cost $202,492)†		222,196
Securities Sold Short - (19.0)%
Applications Software - (0.1)%
Nuance Communications*	(19,312)	(233)
Total Applications Software		(233)
Auto-Medium & Heavy Duty Trucks - (0.1)%
Oshkosh	(13,749)	(200)
Total Auto-Medium & Heavy Duty Trucks		(200)
Broadcast Services/Programming - (0.7)%
Liberty Media - Capital, Ser A*	(87,291)	(1,184)
Total Broadcast Services/Programming		(1,184)
Building & Construction Products-Miscellaneous - (0.3)%
Owens Corning*	(36,158)	(462)
Total Building & Construction Products-Miscellaneous		(462)
Building-Residential/Commercial - (1.2)%
KB Home	(15,868)	(217)
MDC Holdings	(8,853)	(267)
Toll Brothers*	(99,065)	(1,681)
Total Building-Residential/Commercial		(2,165)
Commercial Banks-Southern US - (0.3)%
First Horizon National*	(36,907)	(443)
Total Commercial Banks-Southern US		(443)
Commercial Banks-Western US - (0.0)%
Zions Bancorporation	(1)	-
Total Commercial Banks-Western US		-
Commercial Services - (0.2)%
Weight Watchers International	(10,300)	(265)
Total Commercial Services		(265)
Consumer Products-Miscellaneous - (0.0)%
Jarden*	(1)	-
Total Consumer Products-Miscellaneous		-
Diagnostic Kits - (0.4)%
Inverness Medical Innovations*	(22,028)	(784)
Total Diagnostic Kits		(784)
Electronic Components-Semiconductors - (0.3)%
International Rectifier*	(6)	-
Rambus*	(37,748)	(585)
Total Electronic Components-Semiconductors		(585)
Finance-Consumer Loans - (1.2)%
SLM*	(212,108)	(2,178)
Total Finance-Consumer Loans		(2,178)
Finance-Investment Banker/Broker - (1.0)%
Jefferies Group	(51,958)	(1,108)
Lazard, Cl A	(25,415)	(684)
Total Finance-Investment Banker/Broker		(1,792)
Investment Management/Advisory Services - (0.7)%
Legg Mason	(53,486)	(1,304)
Total Investment Management/Advisory Services		(1,304)
Machinery-General Industry - (0.0)%
Manitowoc	(429)	(2)
Total Machinery-General Industry		(2)
Medical-Biomedical/Genetic - (1.4)%
Vertex Pharmaceuticals*	(69,275)	(2,469)
Total Medical-Biomedical/Genetic		(2,469)
Medical-Drugs - (1.0)%
King Pharmaceuticals*	(177,798)	(1,712)
Total Medical-Drugs		(1,712)
Metal-Aluminum - (0.0)%
Century Aluminum*	(1)	-
Total Metal-Aluminum		-
Multi-line Insurance - (1.1)%
Genworth Financial, Cl A	(71,559)	(500)
Hartford Financial Services Group	(77,877)	(924)
XL Capital, Cl A	(49,439)	(567)
Total Multi-line Insurance		(1,991)
Multimedia - (0.7)%
Liberty Media - Entertainment, Cl A*	(47,501)	(1,271)
Total Multimedia		(1,271)
Oil Companies-Exploration & Production - (2.1)%
Plains Exploration & Production*	(106,763)	(2,921)
Quicksilver Resources*	(67,236)	(625)
W&T Offshore	(22,674)	(221)
Total Oil Companies-Exploration & Production		(3,767)
Oil-Field Services - (0.0)%
Helix Energy Solutions Group*	(1)	-
Total Oil-Field Services		-
Pipelines - (1.0)%
El Paso	(185,802)	(1,715)
Total Pipelines		(1,715)
Property/Casualty Insurance - (0.2)%
OneBeacon Insurance Group, Cl A	(29,826)	(349)
Total Property/Casualty Insurance		(349)
Real Estate Management/Services - (0.5)%
CB Richard Ellis Group, Cl A*	(97,870)	(916)
Total Real Estate Management/Services		(916)
REITs-Regional Malls - (0.0)%
Taubman Centers	(2,551)	(69)
Total REITs-Regional Malls		(69)
Semiconductor Components-Integrated Circuits - (1.3)%
Cypress Semiconductor*	(250,380)	(2,304)
Total Semiconductor Components-Integrated Circuits		(2,304)
Semiconductor Equipment - (0.6)%
Lam Research*	(44,121)	(1,147)
Total Semiconductor Equipment		(1,147)
Super-Regional Banks-US - (0.3)%
Capital One Financial	(19,485)	(426)
Huntington Bancshares	(29,222)	(122)
Keycorp	(1)	-
Total Super-Regional Banks-US		(548)
Telecommunications Equipment-Fiber Optics - (0.2)%
Ciena*	(27,848)	(288)
Total Telecommunications Equipment-Fiber Optics		(288)
Wireless Equipment - (1.1)%
SBA Communications, Cl A*	(77,581)	(1,904)
Total Wireless Equipment		(1,904)
X-Ray Equipment - (1.0)%
Hologic*	(119,679)	(1,703)
Total X-Ray Equipment		(1,703)
Total Securities Sold Short (Proceeds received $(31,364))		(33,750)
Other Assets and Liabilities, Net - (5.8)%		(10,333)
Total Net Assets - 100.0%		$178,113

The Fund had the following futures contracts open as of June 30, 2009:

		Contract		Unrealized
	Number of	Value	Expiration	Appreciation
Contract Description	Contracts	(000)	Date	(000	) (1)
Long Positions:
S&P 500 EMINI Index Future	74	$3,387	09/18/2009	$9
			Net unrealized appreciation	$9

(1) The amount represents the fair value of derivative instruments subject to equity contract risk exposure as of June 30, 2009

* Non-income producing security.

(A) - The rate reported represents the 7-day effective yield as of June 30, 2009.
(B) - All or a portion of this security is held as cover for securities sold short.
(C) - All or a portion of this security is held as required margin for open futures contracts.
(D) - The rate reported represents the security's effective yield at the time of purchase.

Cl - Class
HMO - Health Maintenance Organization
R&D - Research and Development
REITs - Real Estate Investment Trusts
Ser - Series

Cost figures are shown with "000's" omitted.
Amounts designated as "-" are either $0 or have been rounded to $0.

† At June 30, 2009, the approximate tax basis cost of the Fund’s investments was $202,492 (000), and the unrealized appreciation and depreciation were $24,264 (000) and $(4,560) (000), respectively.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2009 in valuing the Fund’s net assets were as follows (000):

Investments	Level 1	Level 2	Level 3
Common Stock	$209,293	$-	$-
U.S. Treasury Obligations	-	1,248	-
Money Market Fund	11,655	-	-
Securities Sold Short
Securities Sold Short	(33,750)	-	-
	187,198	1,248	-
Other Financial Instruments*	9	-	-
Total Investments	$187,207	$1,248	$-

* Futures contracts are not reflected in the Schedule of Investments and are valued at the unrealized appreciation/depreciation of the instrument.

Old Mutual Barrow Hanley Value Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2009 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 99.1%
Aerospace/Defense - 2.8%
Raytheon	86,800	$3,856
Total Aerospace/Defense		3,856
Applications Software - 3.0%
Microsoft	176,000	4,183
Total Applications Software		4,183
Beverages-Wine/Spirits - 2.7%
Diageo ADR	64,072	3,668
Total Beverages-Wine/Spirits		3,668
Chemicals-Diversified - 1.5%
E.I. du Pont de Nemours	81,000	2,075
Total Chemicals-Diversified		2,075
Computers - 5.9%
Hewlett-Packard	105,903	4,093
International Business Machines	38,650	4,036
Total Computers		8,129
Cruise Lines - 2.2%
Carnival	116,558	3,004
Total Cruise Lines		3,004
Diversified Banking Institution - 4.5%
Bank of America	171,663	2,266
Citigroup	113,409	337
JPMorgan Chase	104,757	3,573
Total Diversified Banking Institution		6,176
Diversified Manufacturing Operations - 12.2%
Cooper Industries, Cl A	110,000	3,415
General Electric	237,730	2,786
Honeywell International	110,038	3,455
Illinois Tool Works	101,255	3,781
ITT	75,000	3,337
Total Diversified Manufacturing Operations		16,774
Electric-Integrated - 6.0%
Constellation Energy Group	65,100	1,730
Dominion Resources	69,124	2,310
Duke Energy	205,320	2,996
Entergy	16,200	1,256
Total Electric-Integrated		8,292
Electronic Components-Semiconductors - 2.4%
Intel	199,700	3,305
Total Electronic Components-Semiconductors		3,305
Finance-Consumer Loans - 1.1%
SLM*	154,288	1,585
Total Finance-Consumer Loans		1,585
Finance-Credit Card - 1.9%
American Express	112,362	2,611
Total Finance-Credit Card		2,611
Funeral Services & Related Items - 0.8%
Service Corp International	199,100	1,091
Total Funeral Services & Related Items		1,091
Gas-Distribution - 1.2%
Centerpoint Energy	147,300	1,632
Total Gas-Distribution		1,632
Hotels & Motels - 1.3%
Wyndham Worldwide	145,187	1,760
Total Hotels & Motels		1,760
Medical Labs & Testing Services - 3.0%
Quest Diagnostics	73,044	4,122
Total Medical Labs & Testing Services		4,122
Medical Products - 0.9%
Baxter International	22,958	1,216
Total Medical Products		1,216
Medical-Drugs - 8.3%
Bristol-Myers Squibb	196,601	3,993
Pfizer	183,883	2,758
Wyeth	103,817	4,712
Total Medical-Drugs		11,463
Medical-HMO - 1.7%
WellPoint*	45,012	2,291
Total Medical-HMO		2,291
Medical-Wholesale Drug Distributors - 2.2%
Cardinal Health	99,100	3,027
Total Medical-Wholesale Drug Distributors		3,027
Multi-line Insurance - 0.8%
American International Group	77,469	90
XL Capital, Cl A	87,661	1,005
Total Multi-line Insurance		1,095
Oil Companies-Exploration & Production - 3.1%
Occidental Petroleum	65,822	4,332
Total Oil Companies-Exploration & Production		4,332
Oil Companies-Integrated - 4.1%
BP ADR	57,100	2,723
ConocoPhillips	68,195	2,868
Total Oil Companies-Integrated		5,591
Pipelines - 3.6%
El Paso	142,994	1,320
Spectra Energy	212,572	3,597
Total Pipelines		4,917
Super-Regional Banks-US - 5.4%
Capital One Financial	65,340	1,430
PNC Financial Services Group	52,836	2,051
Wells Fargo	164,915	4,001
Total Super-Regional Banks-US		7,482
Telecommunications Services - 0.0%
Fairpoint Communications	2,787	2
Total Telecommunications Services		2
Telephone-Integrated - 5.0%
AT&T	137,514	3,416
Verizon Communications	113,758	3,496
Total Telephone-Integrated		6,912
Television - 0.3%
CBS, Cl B	67,800	469
Total Television		469
Tobacco - 7.6%
Altria Group	100,532	1,648
Imperial Tobacco Group ADR	76,747	3,987
Philip Morris International	109,500	4,776
Total Tobacco		10,411
Tools-Hand Held - 2.0%
Stanley Works	83,111	2,812
Total Tools-Hand Held		2,812
Wireless Equipment - 1.6%
Nokia ADR	147,724	2,154
Total Wireless Equipment		2,154
Total Common Stock (Cost $176,526)		136,437
Money Market Fund - 0.4%
Dreyfus Cash Management Fund, Institutional Class, 0.411% (A)	524,915	525
Total Money Market Fund (Cost $525)		525
Total Investments - 99.5% (Cost $177,051)†		136,962
Other Assets and Liabilities, Net - 0.5%		714
Total Net Assets - 100.0%		$137,676

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of June 30, 2009.

ADR - American Depositary Receipt
Cl - Class
HMO - Health Maintenance Organization

† At June 30, 2009, the approximate tax basis cost of the Fund’s investments was $177,051 (000), and the unrealized appreciation and depreciation were $8,144 (000) and $(48,233) (000), respectively.

Cost figures are shown with "000's" omitted.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2009 in valuing the Fund’s net assets were as follows (000):

Investments	Level 1	Level 2	Level 3
Common Stock	$ 136,437	$ -	$ -
Money Market Fund	525	-	-
Total Investments	$ 136,962	$ -	$ -

Old Mutual Columbus Circle Technology and Communications Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2009 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 98.1%
Aerospace/Defense-Equipment - 1.6%
Goodrich	36,700	$1,834
Total Aerospace/Defense-Equipment		1,834
Agricultural Chemicals - 3.0%
Monsanto	28,000	2,082
Syngenta ADR	29,300	1,363
Total Agricultural Chemicals		3,445
Applications Software - 4.1%
Check Point Software Technologies*	101,368	2,379
Citrix Systems*	70,900	2,261
Total Applications Software		4,640
Cellular Telecommunications - 1.5%
China Mobile ADR	33,230	1,664
Total Cellular Telecommunications		1,664
Computers - 6.7%
Apple*	41,870	5,964
Palm*	96,900	1,606
Total Computers		7,570
Computers-Integrated Systems - 1.5%
Brocade Communications Systems*	210,800	1,648
Total Computers-Integrated Systems		1,648
Computers-Memory Devices - 5.3%
EMC*	296,420	3,883
STEC*	88,300	2,048
Total Computers-Memory Devices		5,931
E-Commerce/Products - 1.0%
Amazon.com*	13,270	1,110
Total E-Commerce/Products		1,110
E-Commerce/Services - 5.0%
Ctrip.com International ADR	27,200	1,259
eBay*	100,800	1,727
OpenTable*	20,145	608
priceline.com*	18,360	2,048
Total E-Commerce/Services		5,642
Electronic Components-Semiconductors - 13.3%
Altera	64,660	1,053
Broadcom, Cl A*	126,380	3,133
Microchip Technology	123,700	2,789
Monolithic Power Systems*	51,100	1,145
Netlogic Microsystems*	61,662	2,248
ON Semiconductor*	252,900	1,735
PMC - Sierra*	175,400	1,396
Xilinx	74,320	1,521
Total Electronic Components-Semiconductors		15,020
Electronic Connectors - 3.6%
Amphenol, Cl A	127,973	4,049
Total Electronic Connectors		4,049
Electronic Design Automation - 1.7%
Cadence Design Systems*	329,100	1,942
Total Electronic Design Automation		1,942
Electronic Measuring Instruments - 1.3%
Trimble Navigation*	75,000	1,472
Total Electronic Measuring Instruments		1,472
Enterprise Software/Services - 4.1%
BMC Software*	35,250	1,191
Sybase*	110,639	3,467
Total Enterprise Software/Services		4,658
Entertainment Software - 2.3%
Activision Blizzard*	202,300	2,555
Total Entertainment Software		2,555
Internet Content-Information/News - 2.2%
Baidu ADR*	8,190	2,466
Total Internet Content-Information/News		2,466
Internet Security - 2.5%
McAfee*	26,580	1,121
Symantec*	71,000	1,105
VeriSign*	30,100	556
Total Internet Security		2,782
Medical Information Systems - 2.1%
athenahealth*	63,210	2,339
Total Medical Information Systems		2,339
Medical Instruments - 1.3%
Thoratec*	52,900	1,417
Total Medical Instruments		1,417
Medical-Biomedical/Genetic - 10.0%
Alexion Pharmaceuticals*	76,200	3,133
Genzyme*	32,430	1,805
Gilead Sciences*	63,940	2,995
Illumina*	29,790	1,160
Myriad Genetics*	61,661	2,198
Total Medical-Biomedical/Genetic		11,291
Networking Products - 5.2%
Cisco Systems*	73,030	1,361
Juniper Networks*	108,335	2,557
LogMeIn*	2,800	45
Starent Networks*	80,360	1,962
Total Networking Products		5,925
Oil-Field Services - 1.1%
Schlumberger	23,700	1,282
Total Oil-Field Services		1,282
Power Conversion/Supply Equipment - 1.0%
Yingli Green Energy Holding ADR*	86,600	1,173
Total Power Conversion/Supply Equipment		1,173
Semiconductor Components-Integrated Circuits - 1.5%
Maxim Integrated Products	107,700	1,690
Total Semiconductor Components-Integrated Circuits		1,690
Web Portals/ISP - 6.8%
Google, Cl A*	11,620	4,899
Netease.com ADR*	78,700	2,769
Total Web Portals/ISP		7,668
Wireless Equipment - 8.4%
American Tower, Cl A*	35,790	1,129
InterDigital*	70,670	1,727
Qualcomm	122,220	5,524
SBA Communications, Cl A*	42,410	1,041
Total Wireless Equipment		9,421
Total Common Stock (Cost $87,696)		110,634
Money Market Fund - 4.5%
Dreyfus Cash Management Fund, Institutional Class, 0.411% (A)	5,108,791	5,109
Total Money Market Fund (Cost $5,109)		5,109
Total Investments - 102.6% (Cost $92,805)†		115,743
Other Assets and Liabilities, Net - (2.6)%		(2,943)
Total Net Assets - 100.0%		$112,800

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of June 30, 2009.

ADR - American Depositary Receipt
Cl - Class
ISP - Internet Service Provider

† At June 30, 2009, the approximate tax basis cost of the Fund’s investments was $92,805 (000), and the unrealized appreciation and depreciation were $24,049 (000) and $(1,111) (000), respectively.

Cost figures are shown with "000's" omitted.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2009 in valuing the Fund’s net assets were as follows(000):

Investments	Level 1	Level 2	Level 3
Common Stock	$ 110,634	$ -	$ -
Money Market Fund	5,109	-	-
Total Investments	$ 115,743	$ -	$ -

Old Mutual Discover Value Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2009 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 98.2%
Advanced Materials/Products - 0.6%
Hexcel*	17,350	$165
Total Advanced Materials/Products		165
Aerospace/Defense-Equipment - 0.7%
BE Aerospace*	13,600	195
GenCorp*	3,940	8
Total Aerospace/Defense-Equipment		203
Airlines - 0.4%
US Airways Group*	49,760	121
Total Airlines		121
Alternative Waste Technologies - 1.0%
Darling International*	44,000	290
Total Alternative Waste Technologies		290
Apparel Manufacturers - 0.0%
Oxford Industries	900	10
Total Apparel Manufacturers		10
Applications Software - 0.8%
American Reprographics*	26,590	221
Total Applications Software		221
Audio/Video Products - 0.0%
Audiovox, Cl A*	1,300	8
Total Audio/Video Products		8
Auto/Truck Parts & Equipment-Original - 1.3%
Amerigon*	7,862	48
Superior Industries International	19,100	269
Titan International	9,100	68
Total Auto/Truck Parts & Equipment-Original		385
Auto/Truck Parts & Equipment-Replacement - 0.0%
Exide Technologies*	1,300	5
Total Auto/Truck Parts & Equipment-Replacement		5
Batteries/Battery Systems - 0.2%
EnerSys*	3,400	62
Total Batteries/Battery Systems		62
Building & Construction Products-Miscellaneous - 2.3%
Drew Industries*	17,300	211
Gibraltar Industries	800	5
Quanex Building Products	16,000	180
Trex*	20,900	279
Total Building & Construction Products-Miscellaneous		675
Building & Construction-Miscellaneous - 1.0%
Dycom Industries*	850	9
Integrated Electrical Services*	9,000	70
MYR Group*	11,000	222
Total Building & Construction-Miscellaneous		301
Building Products-Air/Heating - 0.2%
AAON	2,950	59
Total Building Products-Air/Heating		59
Building Products-Cement/Aggregate - 2.2%
Eagle Materials	15,000	379
Texas Industries	8,200	257
Total Building Products-Cement/Aggregate		636
Building Products-Light Fixtures - 0.2%
LSI Industries	8,000	44
Total Building Products-Light Fixtures		44
Building-Heavy Construction - 0.6%
Chicago Bridge & Iron	14,300	177
Total Building-Heavy Construction		177
Building-Residential/Commercial - 0.7%
Meritage Homes*	2,200	41
Ryland Group	9,200	154
Total Building-Residential/Commercial		195
Casino Services - 0.4%
Shuffle Master*	19,500	129
Total Casino Services		129
Chemicals-Diversified - 0.1%
Innospec	1,380	15
Total Chemicals-Diversified		15
Chemicals-Plastics - 0.3%
Landec*	14,100	96
Total Chemicals-Plastics		96
Chemicals-Specialty - 0.8%
ICO*	4,850	13
Quaker Chemical	16,400	218
Total Chemicals-Specialty		231
Coal - 0.3%
Patriot Coal *	12,800	82
Total Coal		82
Collectibles - 0.1%
RC2*	2,600	34
Total Collectibles		34
Commercial Banks-Central US - 0.3%
Capitol Bancorp	2,210	6
Old Second Bancorp	6,200	37
Sterling Bancshares	5,600	35
Total Commercial Banks-Central US		78
Commercial Banks-Eastern US - 0.6%
Webster Financial	21,200	171
Total Commercial Banks-Eastern US		171
Commercial Banks-Southern US - 0.7%
Iberiabank	2,100	83
SCBT Financial	3,900	92
W Holding	3,100	44
Total Commercial Banks-Southern US		219
Commercial Banks-Western US - 2.3%
Banner	1,700	6
City Bank	2,590	6
Glacier Bancorp	3,800	56
Guaranty Bancorp*	46,700	89
Hanmi Financial	5,350	9
Nara Bancorp	26,600	138
Pacific Capital Bancorp	36,400	78
PacWest Bancorp	9,200	121
UCBH Holdings	44,100	56
West Coast Bancorp	2,640	5
Zions Bancorporation	9,400	109
Total Commercial Banks-Western US		673
Commercial Services - 0.0%
Live Nation*	1,820	9
Total Commercial Services		9
Commercial Services-Finance - 2.1%
Advance America Cash Advance Centers	1,800	8
Deluxe	16,400	210
Heartland Payment Systems	18,600	178
Jackson Hewitt Tax Service	16,900	106
Wright Express*	4,600	117
Total Commercial Services-Finance		619
Computer Aided Design - 0.6%
Aspen Technology*	9,500	81
Parametric Technology*	8,150	95
Total Computer Aided Design		176
Computer Services - 1.3%
Ciber*	81,260	252
Insight Enterprises*	11,540	111
Ness Technologies*	2,200	9
Total Computer Services		372
Computer Software - 0.9%
Avid Technology*	20,010	268
Total Computer Software		268
Computers-Memory Devices - 1.2%
Imation	25,620	195
Silicon Storage Technology*	42,200	79
Smart Modular Technologies WWH*	3,530	8
Xyratex*	13,700	68
Total Computers-Memory Devices		350
Computers-Peripheral Equipment - 0.8%
Electronics for Imaging*	22,600	241
Synaptics*	200	8
Total Computers-Peripheral Equipment		249
Consulting Services - 0.5%
LECG*	7,070	23
Watson Wyatt Worldwide, Cl A	3,600	135
Total Consulting Services		158
Consumer Products-Miscellaneous - 0.9%
American Greetings, Cl A	910	11
Blyth	7,300	239
Total Consumer Products-Miscellaneous		250
Cosmetics & Toiletries - 1.1%
Bare Escentuals*	18,800	167
Elizabeth Arden*	17,300	151
Total Cosmetics & Toiletries		318
Decision Support Software - 0.1%
QAD	8,400	27
Total Decision Support Software		27
Dental Supplies & Equipment - 0.9%
Align Technology*	11,600	123
Sirona Dental Systems*	7,700	154
Total Dental Supplies & Equipment		277
Diagnostic Equipment - 0.8%
Affymetrix*	41,750	248
Total Diagnostic Equipment		248
Diagnostic Kits - 0.4%
Inverness Medical Innovations*	3,650	130
Total Diagnostic Kits		130
Distribution/Wholesale - 2.1%
Brightpoint*	40,400	253
Core-Mark Holding*	9,065	236
School Specialty*	6,700	135
Total Distribution/Wholesale		624
Diversified Manufacturing Operations - 0.6%
Actuant, Cl A	10,200	124
Lydall*	1,780	6
Standex International	4,900	57
Total Diversified Manufacturing Operations		187
Diversified Operations - 0.1%
Resource America, Cl A	3,600	19
Total Diversified Operations		19
Diversified Operations/Commercial Services - 0.2%
Volt Information Sciences*	7,500	47
Total Diversified Operations/Commercial Services		47
Drug Delivery Systems - 0.0%
I-Flow*	1,300	9
Total Drug Delivery Systems		9
Electric Products-Miscellaneous - 0.7%
GrafTech International*	11,000	124
Graham	6,800	90
Total Electric Products-Miscellaneous		214
Electric-Integrated - 0.1%
Pike Electric*	3,500	42
Total Electric-Integrated		42
Electronic Components-Miscellaneous - 0.9%
Bel Fuse, Cl B	4,400	71
CTS	30,220	198
Total Electronic Components-Miscellaneous		269
Electronic Components-Semiconductors - 2.5%
Applied Micro Circuits*	9,700	79
Lattice Semiconductor*	105,230	198
Macrovision Solutions*	5,100	111
Microsemi*	9,500	131
ON Semiconductor*	16,800	115
PLX Technology*	23,100	87
Silicon Image*	3,500	8
Total Electronic Components-Semiconductors		729
Electronic Design Automation - 0.5%
Cadence Design Systems*	25,800	152
Total Electronic Design Automation		152
Electronic Measuring Instruments - 0.3%
Measurement Specialties*	1,300	9
Zygo*	18,620	87
Total Electronic Measuring Instruments		96
E-Marketing/Information - 0.7%
Valueclick*	20,700	218
Total E-Marketing/Information		218
Enterprise Software/Services - 0.7%
Informatica*	7,800	134
Omnicell*	6,600	71
Total Enterprise Software/Services		205
Entertainment Software - 1.0%
Take-Two Interactive Software*	29,700	281
Total Entertainment Software		281
Environmental Consulting & Engineering - 0.3%
Tetra Tech*	3,600	103
Total Environmental Consulting & Engineering		103
E-Services/Consulting - 0.7%
Websense*	10,900	194
Total E-Services/Consulting		194
Fiduciary Banks - 0.7%
Boston Private Financial Holdings	47,100	211
Total Fiduciary Banks		211
Filtration/Separation Products - 0.8%
Clarcor	8,500	248
Total Filtration/Separation Products		248
Finance-Investment Banker/Broker - 0.6%
optionsXpress Holdings	10,400	162
Total Finance-Investment Banker/Broker		162
Food-Miscellaneous/Diversified - 1.0%
Chiquita Brands International*	27,920	286
Total Food-Miscellaneous/Diversified		286
Food-Retail - 0.0%
Great Atlantic & Pacific Tea*	1,790	8
Total Food-Retail		8
Footwear & Related Apparel - 0.8%
Skechers U.S.A., Cl A*	24,850	243
Total Footwear & Related Apparel		243
Heart Monitors - 0.3%
Cardiac Science*	24,400	98
Total Heart Monitors		98
Home Furnishings - 1.4%
American Woodmark	5,200	125
Ethan Allen Interiors	25,760	267
Hooker Furniture	910	10
Total Home Furnishings		402
Human Resources - 4.8%
AMN Healthcare Services*	33,250	212
CDI	20,830	232
Cross Country Healthcare*	27,560	189
Kelly Services, Cl A	20,430	224
Monster Worldwide*	6,700	79
MPS Group*	31,045	237
Spherion*	2,200	9
TrueBlue*	26,200	220
Total Human Resources		1,402
Industrial Automation/Robot - 0.5%
Intermec*	10,600	137
Total Industrial Automation/Robot		137
Instruments-Scientific - 0.4%
PerkinElmer	7,500	131
Total Instruments-Scientific		131
Internet Application Software - 0.9%
RealNetworks*	89,690	268
Total Internet Application Software		268
Investment Companies - 0.5%
Gladstone Capital	21,300	160
Total Investment Companies		160
Life/Health Insurance - 0.3%
Independence Holding	1,300	8
Protective Life	6,200	71
Total Life/Health Insurance		79
Machinery-Electrical - 0.4%
Baldor Electric	4,450	106
Total Machinery-Electrical		106
Machinery-General Industry - 1.5%
Albany International, Cl A	6,700	76
Altra Holdings*	24,900	187
Gardner Denver*	6,900	174
Total Machinery-General Industry		437
Machinery-Material Handling - 1.1%
Columbus McKinnon*	19,100	242
NACCO Industries, Cl A	2,610	75
Total Machinery-Material Handling		317
Medical Labs & Testing Services - 0.5%
Icon ADR*	6,900	149
Total Medical Labs & Testing Services		149
Medical Laser Systems - 0.0%
Cynosure, Cl A*	900	7
Total Medical Laser Systems		7
Medical Products - 0.5%
PSS World Medical*	4,750	88
Wright Medical Group*	2,800	46
Total Medical Products		134
Medical-Hospitals - 0.5%
Health Management Associates, Cl A*	31,200	154
Total Medical-Hospitals		154
Medical-Outpatient/Home Medical - 0.2%
Almost Family*	2,300	60
Total Medical-Outpatient/Home Medical		60
Metal Processors & Fabricators - 2.5%
CIRCOR International	4,600	109
Haynes International*	6,500	154
LB Foster, Cl A*	4,100	123
RBC Bearings*	6,300	129
RTI International Metals*	12,000	212
Total Metal Processors & Fabricators		727
Metal Products-Distribution - 0.9%
AM Castle	8,900	108
Lawson Products	5,300	75
Olympic Steel	3,150	77
Total Metal Products-Distribution		260
Metal-Aluminum - 0.3%
Century Aluminum*	14,700	92
Total Metal-Aluminum		92
Miscellaneous Manufacturing - 0.4%
American Railcar Industries	900	7
FreightCar America	6,200	104
Movado Group	900	9
Total Miscellaneous Manufacturing		120
MRI/Medical Diagnostic Imaging - 0.3%
Nighthawk Radiology Holdings*	22,200	82
Total MRI/Medical Diagnostic Imaging		82
Multi-line Insurance - 0.9%
Horace Mann Educators	25,750	257
Total Multi-line Insurance		257
Multimedia - 0.0%
Martha Stewart Living Omnimedia, Cl A*	2,600	8
Total Multimedia		8
Networking Products - 0.9%
Anixter International*	5,900	222
Extreme Networks*	17,800	36
Hypercom*	6,670	10
Total Networking Products		268
Non-Ferrous Metals - 0.7%
Horsehead Holding*	4,200	31
Thompson Creek Metals*	17,100	175
Total Non-Ferrous Metals		206
Office Furnishings-Original - 0.8%
Interface, Cl A	1,340	8
Knoll	28,900	219
Total Office Furnishings-Original		227
Office Supplies & Forms - 0.0%
Standard Register	2,200	7
Total Office Supplies & Forms		7
Oil & Gas Drilling - 0.4%
Bronco Drilling*	1,300	6
Hercules Offshore*	13,400	53
Pioneer Drilling*	12,870	62
Total Oil & Gas Drilling		121
Oil Companies-Exploration & Production - 1.8%
Cabot Oil & Gas	5,000	153
Carrizo Oil & Gas*	4,800	82
Forest Oil*	8,150	122
Petroleum Development*	400	6
Quicksilver Resources*	5,800	54
SandRidge Energy*	7,800	66
Swift Energy*	2,850	47
Total Oil Companies-Exploration & Production		530
Oil Field Machinery & Equipment - 0.7%
Gulf Island Fabrication	5,280	84
Mitcham Industries*	25,350	132
Total Oil Field Machinery & Equipment		216
Oil-Field Services - 3.2%
Basic Energy Services*	400	3
Matrix Service*	15,600	179
Newpark Resources*	66,610	190
Oceaneering International*	4,800	217
Superior Energy Services*	11,300	195
Tesco*	4,000	32
Willbros Group*	10,500	131
Total Oil-Field Services		947
Paper & Related Products - 0.0%
Neenah Paper	1,340	12
Total Paper & Related Products		12
Pharmacy Services - 0.5%
Catalyst Health Solutions*	5,400	135
Total Pharmacy Services		135
Platinum - 0.4%
Stillwater Mining*	19,000	108
Total Platinum		108
Power Conversion/Supply Equipment - 0.2%
Advanced Energy Industries*	6,100	55
Total Power Conversion/Supply Equipment		55
Precious Metals - 0.3%
North American Palladium*	40,650	99
Total Precious Metals		99
Printing-Commercial - 0.6%
Consolidated Graphics*	10,200	178
Total Printing-Commercial		178
Property/Casualty Insurance - 1.3%
State Auto Financial	14,200	249
United America Indemnity, Cl A*	27,540	132
Total Property/Casualty Insurance		381
Publishing-Periodicals - 0.0%
Playboy Enterprises, Cl B*	2,650	7
Total Publishing-Periodicals		7
REITs-Apartments - 0.8%
Post Properties	17,800	239
Total REITs-Apartments		239
REITs-Diversified - 0.0%
One Liberty Properties	1,810	10
Total REITs-Diversified		10
REITs-Office Property - 0.0%
Parkway Properties	400	5
Total REITs-Office Property		5
REITs-Regional Malls - 0.0%
Glimcher Realty Trust	3,100	9
Total REITs-Regional Malls		9
REITs-Storage - 0.0%
U-Store-It Trust	2,200	11
Total REITs-Storage		11
Rental Auto/Equipment - 0.6%
H&E Equipment Services*	19,100	179
Total Rental Auto/Equipment		179
Retail-Apparel/Shoe - 2.8%
AnnTaylor Stores*	6,100	49
Brown Shoe	1,370	10
Christopher & Banks	30,220	203
Gymboree*	2,400	85
Kenneth Cole Productions, Cl A	19,960	140
New York*	22,210	69
Shoe Carnival*	18,200	217
Stein Mart*	5,300	47
Syms*	900	7
Total Retail-Apparel/Shoe		827
Retail-Appliances - 0.0%
hhgregg*	400	6
Total Retail-Appliances		6
Retail-Automobile - 0.5%
Asbury Automotive Group	800	8
Group 1 Automotive	5,300	138
Total Retail-Automobile		146
Retail-Building Products - 0.3%
Lumber Liquidators*	6,500	102
Total Retail-Building Products		102
Retail-Catalog Shopping - 0.3%
Coldwater Creek*	14,670	89
Total Retail-Catalog Shopping		89
Retail-Computer Equipment - 0.8%
PC Connection*	14,200	75
PC Mall*	23,540	159
Total Retail-Computer Equipment		234
Retail-Discount - 0.0%
Tuesday Morning*	2,200	7
Total Retail-Discount		7
Retail-Hair Salons - 0.5%
Regis	7,580	132
Total Retail-Hair Salons		132
Retail-Leisure Products - 0.2%
Steinway Musical Instruments*	5,300	57
Total Retail-Leisure Products		57
Retail-Regional Department Store - 0.1%
Dillard's, Cl A	900	8
Retail Ventures*	2,700	6
Total Retail-Regional Department Store		14
Retail-Restaurants - 0.6%
Landry's Restaurants*	800	7
O'Charleys	4,000	37
Red Robin Gourmet Burgers*	7,000	131
Total Retail-Restaurants		175
Retail-Sporting Goods - 0.5%
Dick's Sporting Goods*	8,500	146
Total Retail-Sporting Goods		146
Retail-Toy Store - 0.4%
Build-A-Bear Workshop*	29,300	131
Total Retail-Toy Store		131
Retirement/Aged Care - 0.0%
Five Star Quality Care*	4,480	9
Total Retirement/Aged Care		9
S&L/Thrifts-Central US - 0.0%
First Place Financial	1,800	6
Total S&L/Thrifts-Central US		6
S&L/Thrifts-Eastern US - 2.1%
Astoria Financial	19,700	169
Berkshire Hills Bancorp	4,300	89
Brookline Bancorp	11,550	108
Dime Community Bancshares	12,500	114
NewAlliance Bancshares	7,050	81
Provident New York Bancorp	8,550	69
Total S&L/Thrifts-Eastern US		630
S&L/Thrifts-Southern US - 0.2%
First Financial Holdings	5,300	50
Total S&L/Thrifts-Southern US		50
Satellite Telecommunications - 0.4%
Hughes Communications*	5,300	121
Total Satellite Telecommunications		121
Semiconductor Equipment - 1.8%
Entegris*	25,100	68
Kulicke & Soffa Industries*	22,600	78
Rudolph Technologies*	1,700	9
Ultra Clean Holdings*	4,000	10
Veeco Instruments*	31,060	360
Total Semiconductor Equipment		525
Steel-Specialty - 1.3%
Universal Stainless & Alloy*	24,200	394
Total Steel-Specialty		394
Telecommunications Equipment - 1.7%
Plantronics	17,350	328
Sonus Networks*	106,500	171
Total Telecommunications Equipment		499
Telecommunications Equipment-Fiber Optics - 0.6%
Ciena*	7,600	79
Harmonic*	14,900	88
Total Telecommunications Equipment-Fiber Optics		167
Telecommunications Services - 0.6%
Harris Stratex Networks, Cl A*	1,810	12
MasTec*	13,000	152
Total Telecommunications Services		164
Toys - 0.8%
Jakks Pacific*	18,200	234
Total Toys		234
Transactional Software - 0.4%
Innerworkings*	22,600	107
Total Transactional Software		107
Transportation-Air Freight - 0.8%
Atlas Air Worldwide Holdings*	10,155	236
Total Transportation-Air Freight		236
Transportation-Equipment & Leasing - 0.4%
Greenbrier	16,300	117
Total Transportation-Equipment & Leasing		117
Transportation-Marine - 0.1%
American Commercial Lines*	450	7
Horizon Lines, Cl A	1,700	7
Total Transportation-Marine		14
Transportation-Truck - 2.2%
Arkansas Best	8,900	235
Forward Air	9,750	208
Landstar System	5,300	190
Total Transportation-Truck		633
Water - 0.5%
Consolidated Water	8,450	134
Total Water		134
Total Common Stock (Cost $29,273)		28,926
Money Market Fund - 2.1%
Dreyfus Cash Management Fund, Institutional Class, 0.411% (A)	609,737	610
Total Money Market Fund (Cost $610)		610
Total Investments - 100.3% (Cost $29,883)†		29,536
Other Assets and Liabilities, Net - (0.3)%		(89)
Total Net Assets - 100.0%		$29,447

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of June 30, 2009.

ADR - American Depositary Receipt
Cl - Class
REITs - Real Estate Investment Trusts
S&L - Savings and Loan

† At June 30, 2009, the approximate tax basis cost of the Fund’s investments was $29,883 (000), and the unrealized appreciation and depreciation were $3,781 (000) and $(4,128) (000), respectively.

Cost figures are shown with "000's" omitted.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2009 in valuing the Fund’s net assets were as follows (000):

Investments	Level 1	Level 2	Level 3
Common Stock	$28,926	$-	$-
Money Market Fund	610	-	-
Total Investments	$29,536	$-	$-

On June 24, 2009, the Board of Trustees of Old Mutual Funds II approved the liquidation of the Fund. The final liquidating distribution to shareholders was made on August 17, 2009

Old Mutual Focused Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2009 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 94.8%
Applications Software - 4.0%
Microsoft	133,692	$3,178
Total Applications Software		3,178
Beverages-Non-Alcoholic - 7.2%
Coca-Cola	63,420	3,044
PepsiCo	47,660	2,619
Total Beverages-Non-Alcoholic		5,663
Cable/Satellite TV - 3.7%
Comcast, Special Cl A	208,133	2,935
Total Cable/Satellite TV		2,935
Computers - 4.7%
Apple*	13,490	1,921
Dell*	132,170	1,815
Total Computers		3,736
Consumer Products-Miscellaneous - 3.4%
Kimberly-Clark	50,700	2,658
Total Consumer Products-Miscellaneous		2,658
Diversified Banking Institution - 3.2%
JPMorgan Chase	73,890	2,520
Total Diversified Banking Institution		2,520
Electronic Components-Semiconductors - 3.8%
Intel	94,330	1,561
Texas Instruments	69,000	1,470
Total Electronic Components-Semiconductors		3,031
Food-Retail - 4.4%
Safeway	172,030	3,504
Total Food-Retail		3,504
Independent Power Producer - 3.3%
NRG Energy*	100,790	2,617
Total Independent Power Producer		2,617
Medical Instruments - 4.7%
Medtronic	106,460	3,714
Total Medical Instruments		3,714
Medical Products - 8.3%
Johnson & Johnson	67,620	3,841
Zimmer Holdings*	63,500	2,705
Total Medical Products		6,546
Medical-Drugs - 4.9%
Wyeth	85,400	3,876
Total Medical-Drugs		3,876
Medical-HMO - 3.4%
UnitedHealth Group	108,310	2,706
Total Medical-HMO		2,706
Metal-Aluminum - 1.5%
Alcoa	117,442	1,213
Total Metal-Aluminum		1,213
Multi-line Insurance - 5.9%
Allstate	75,110	1,833
MetLife	94,340	2,831
Total Multi-line Insurance		4,664
Networking Products - 3.2%
Cisco Systems*	136,910	2,552
Total Networking Products		2,552
Oil Companies-Integrated - 3.2%
BP ADR	53,260	2,539
Total Oil Companies-Integrated		2,539
Oil-Field Services - 2.8%
Halliburton	108,670	2,249
Total Oil-Field Services		2,249
Pipelines - 3.5%
El Paso	299,085	2,761
Total Pipelines		2,761
Reinsurance - 4.9%
Berkshire Hathaway, Cl B*	1,340	3,880
Total Reinsurance		3,880
Retail-Drug Store - 4.3%
CVS Caremark	107,110	3,414
Total Retail-Drug Store		3,414
Semiconductor Components-Integrated Circuits - 1.2%
Maxim Integrated Products	60,506	949
Total Semiconductor Components-Integrated Circuits		949
Web Portals/ISP - 3.0%
Google, Cl A*	5,640	2,378
Total Web Portals/ISP		2,378
Wireless Equipment - 2.3%
Nokia ADR	125,500	1,830
Total Wireless Equipment		1,830
Total Common Stock (Cost $65,609)		75,113
Money Market Fund - 3.5%
Dreyfus Cash Management Fund, Institutional Class, 0.411% (A)	2,778,550	2,779
Total Money Market Fund (Cost $2,779)		2,779
Total Investments - 98.3% (Cost $68,388)†		77,892
Other Assets and Liabilities, Net - 1.7%		1,349
Total Net Assets 100.0%		$79,241

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of June 30, 2009.

ADR - American Depositary Receipt
Cl - Class
HMO - Health Maintenance Organization
ISP - Internet Service Provider

† At June 30, 2009, the approximate tax basis cost of the Fund’s investments was $68,388 (000), and the unrealized appreciation and depreciation were $9,942 (000) and $(438) (000), respectively.

Cost figures are shown with "000's" omitted.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2009 in valuing the Fund’s net assets were as follows (000):

Investments	Level 1	Level 2	Level 3
Common Stock	$ 75,113	$ -	$ -
Money Market Fund	2,779	-	-
Total Investments	$ 77,892	$ -	$ -

Old Mutual Growth Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2009 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 96.9%
Agricultural Chemicals - 0.5%
CF Industries Holdings	22,350	$1,657
Total Agricultural Chemicals		1,657
Airlines - 0.2%
Continental Airlines, Cl B*	73,690	653
Total Airlines		653
Apparel Manufacturers - 1.4%
Coach	81,780	2,198
Gildan Activewear*	100,925	1,494
VF	13,475	746
Total Apparel Manufacturers		4,438
Applications Software - 0.9%
Check Point Software Technologies*	79,650	1,869
Salesforce.com*	26,930	1,028
Total Applications Software		2,897
Auction House/Art Dealer - 0.9%
Ritchie Bros Auctioneers	117,975	2,767
Total Auction House/Art Dealer		2,767
Auto/Truck Parts & Equipment-Original - 0.2%
Magna International, Cl A	18,250	771
Total Auto/Truck Parts & Equipment-Original		771
Auto-Medium & Heavy Duty Trucks - 0.2%
Navistar International*	12,510	545
Total Auto-Medium & Heavy Duty Trucks		545
Batteries/Battery Systems - 0.5%
Energizer Holdings*	31,090	1,624
Total Batteries/Battery Systems		1,624
Beverages-Non-Alcoholic - 0.3%
Hansen Natural*	35,630	1,098
Total Beverages-Non-Alcoholic		1,098
Beverages-Wine/Spirits - 0.5%
Central European Distribution*	65,550	1,742
Total Beverages-Wine/Spirits		1,742
Broadcast Services/Programming - 0.7%
Discovery Communications, Cl A*	47,362	1,068
Discovery Communications, Cl C*	50,037	1,027
Total Broadcast Services/Programming		2,095
Building-Residential/Commercial - 0.8%
D.R. Horton	155,610	1,457
Pulte Homes	137,020	1,210
Total Building-Residential/Commercial		2,667
Cable/Satellite TV - 0.2%
Cablevision Systems, Cl A	32,650	634
Total Cable/Satellite TV		634
Casino Hotels - 0.5%
Wynn Resorts*	46,320	1,635
Total Casino Hotels		1,635
Cellular Telecommunications - 1.0%
MetroPCS Communications*	78,890	1,050
Millicom International Cellular*	20,730	1,166
NII Holdings*	52,750	1,006
Total Cellular Telecommunications		3,222
Chemicals-Diversified - 0.9%
FMC	63,725	3,014
Total Chemicals-Diversified		3,014
Chemicals-Specialty - 0.4%
Ecolab	35,280	1,376
Total Chemicals-Specialty		1,376
Coal - 0.6%
Consol Energy	52,680	1,789
Total Coal		1,789
Commercial Banks Non-US - 0.4%
HDFC Bank ADR	12,025	1,240
Total Commercial Banks Non-US		1,240
Commercial Banks-Eastern US - 0.4%
Signature Bank*	44,750	1,214
Total Commercial Banks-Eastern US		1,214
Commercial Services - 0.3%
Quanta Services*	42,420	981
Total Commercial Services		981
Commercial Services-Finance - 1.2%
Global Payments	25,900	970
Morningstar*	27,800	1,146
Paychex	69,650	1,755
Total Commercial Services-Finance		3,871
Computer Services - 1.8%
Cognizant Technology Solutions, Cl A*	118,377	3,161
IHS, Cl A*	54,500	2,718
Total Computer Services		5,879
Computers-Integrated Systems - 1.0%
Brocade Communications Systems*	80,070	626
Micros Systems*	71,175	1,802
Riverbed Technology*	33,200	770
Total Computers-Integrated Systems		3,198
Computers-Memory Devices - 0.7%
NetApp*	119,640	2,359
Total Computers-Memory Devices		2,359
Consumer Products-Miscellaneous - 0.5%
Tupperware Brands	65,400	1,702
Total Consumer Products-Miscellaneous		1,702
Cosmetics & Toiletries - 1.0%
Alberto-Culver	44,020	1,119
Avon Products	83,580	2,155
Total Cosmetics & Toiletries		3,274
Data Processing/Management - 1.1%
Fiserv*	77,810	3,556
Total Data Processing/Management		3,556
Decision Support Software - 0.5%
MSCI, Cl A*	59,730	1,460
Total Decision Support Software		1,460
Dialysis Centers - 1.0%
DaVita*	66,790	3,303
Total Dialysis Centers		3,303
Distribution/Wholesale - 2.1%
Fastenal	28,310	939
Genuine Parts	70,500	2,366
LKQ*	203,800	3,353
Total Distribution/Wholesale		6,658
Diversified Manufacturing Operations - 1.1%
Eaton	19,825	884
ESCO Technologies*	20,690	927
Parker Hannifin	43,620	1,874
Total Diversified Manufacturing Operations		3,685
Diversified Minerals - 0.2%
Teck Resources, Cl B*	39,110	623
Total Diversified Minerals		623
E-Commerce/Products - 0.2%
MercadoLibre*	26,350	708
Total E-Commerce/Products		708
E-Commerce/Services - 0.5%
priceline.com*	12,700	1,417
Total E-Commerce/Services		1,417
Electric-Generation - 0.2%
AES*	50,080	581
Total Electric-Generation		581
Electric-Integrated - 2.7%
Northeast Utilities	111,950	2,498
NorthWestern	102,000	2,322
Portland General Electric	90,775	1,768
PPL	62,500	2,060
Total Electric-Integrated		8,648
Electric-Transmission - 0.6%
ITC Holdings	45,350	2,057
Total Electric-Transmission		2,057
Electronic Components-Semiconductors - 3.6%
Broadcom, Cl A*	112,460	2,788
Cree*	85,225	2,505
Microchip Technology	88,000	1,984
Micron Technology*	426,380	2,157
Netlogic Microsystems*	17,160	626
PMC - Sierra*	204,540	1,628
Total Electronic Components-Semiconductors		11,688
Electronic Forms - 0.3%
Adobe Systems*	38,880	1,100
Total Electronic Forms		1,100
Electronic Measuring Instruments - 0.5%
Itron*	30,825	1,698
Total Electronic Measuring Instruments		1,698
Electronics-Military - 0.7%
L-3 Communications Holdings	30,550	2,120
Total Electronics-Military		2,120
Engineering/R&D Services - 1.3%
McDermott International*	65,090	1,322
URS*	56,705	2,808
Total Engineering/R&D Services		4,130
Engines-Internal Combustion - 0.6%
Cummins	56,510	1,990
Total Engines-Internal Combustion		1,990
Enterprise Software/Services - 0.8%
BMC Software*	17,820	602
Sybase*	64,250	2,014
Total Enterprise Software/Services		2,616
Entertainment Software - 0.5%
Activision Blizzard*	132,780	1,677
Total Entertainment Software		1,677
Fiduciary Banks - 0.7%
Northern Trust	40,570	2,178
Total Fiduciary Banks		2,178
Finance-Investment Banker/Broker - 1.5%
TD Ameritrade Holding*	283,205	4,967
Total Finance-Investment Banker/Broker		4,967
Finance-Other Services - 0.6%
IntercontinentalExchange*	18,310	2,092
Total Finance-Other Services		2,092
Food-Baking - 0.6%
Flowers Foods	85,825	1,874
Total Food-Baking		1,874
Food-Confectionery - 0.6%
JM Smucker	37,975	1,848
Total Food-Confectionery		1,848
Food-Retail - 0.6%
Whole Foods Market	101,170	1,920
Total Food-Retail		1,920
Hazardous Waste Disposal - 1.0%
Stericycle*	64,985	3,349
Total Hazardous Waste Disposal		3,349
Hotels & Motels - 0.6%
Starwood Hotels & Resorts Worldwide	93,030	2,065
Total Hotels & Motels		2,065
human Resources - 0.6%
Robert Half International	82,450	1,947
Total human Resources		1,947
Industrial Gases - 1.4%
Airgas	112,410	4,556
Total Industrial Gases		4,556
Insurance Brokers - 0.4%
AON	32,875	1,245
Total Insurance Brokers		1,245
Internet Infrastructure Software - 1.2%
Akamai Technologies*	48,625	933
F5 Networks*	85,540	2,959
Total Internet Infrastructure Software		3,892
Internet Security - 2.6%
McAfee*	162,415	6,852
VeriSign*	77,090	1,425
Total Internet Security		8,277
Intimate Apparel - 0.3%
Warnaco Group*	25,170	816
Total Intimate Apparel		816
Investment Management/Advisory Services - 2.1%
Blackrock	8,000	1,403
Eaton Vance	68,975	1,845
T Rowe Price Group	63,190	2,633
Waddell & Reed Financial, Cl A	37,550	990
Total Investment Management/Advisory Services		6,871
Leisure & Recreational Products - 0.6%
WMS Industries*	63,140	1,990
Total Leisure & Recreational Products		1,990
Life/Health Insurance - 0.5%
Lincoln National	99,550	1,713
Total Life/Health Insurance		1,713
Machine Tools & Related Products - 0.4%
Lincoln Electric Holdings	38,625	1,392
Total Machine Tools & Related Products		1,392
Machinery-Construction & Mining - 0.3%
Joy Global	29,410	1,051
Total Machinery-Construction & Mining		1,051
Machinery-Farm - 0.2%
AGCO*	23,050	670
Total Machinery-Farm		670
Machinery-Pumps - 0.7%
Flowserve	30,825	2,152
Total Machinery-Pumps		2,152
Medical Instruments - 1.8%
Beckman Coulter	14,250	814
Intuitive Surgical*	11,210	1,835
St. Jude Medical*	61,300	2,519
Techne	8,525	544
Total Medical Instruments		5,712
Medical Labs & Testing Services - 1.3%
Laboratory Corp of America Holdings*	63,210	4,285
Total Medical Labs & Testing Services		4,285
Medical Products - 1.4%
Haemonetics*	39,450	2,249
West Pharmaceutical Services	65,325	2,277
Total Medical Products		4,526
Medical-Biomedical/Genetic - 2.7%
Alexion Pharmaceuticals*	72,080	2,964
Illumina*	53,340	2,077
Life Technologies*	24,800	1,035
Myriad Genetics*	19,880	709
United Therapeutics*	24,810	2,067
Total Medical-Biomedical/Genetic		8,852
Medical-Drugs - 0.3%
Allergan	19,600	933
Myriad Pharmaceuticals*	6,533	30
Total Medical-Drugs		963
Medical-Wholesale Drug Distributors - 0.3%
AmerisourceBergen	59,420	1,054
Total Medical-Wholesale Drug Distributors		1,054
Metal Processors & Fabricators - 0.9%
Kaydon	34,400	1,120
Precision Castparts	22,740	1,661
Total Metal Processors & Fabricators		2,781
Metal-Aluminum - 0.4%
Alcoa	122,160	1,262
Total Metal-Aluminum		1,262
Multimedia - 0.6%
Factset Research Systems	40,925	2,041
Total Multimedia		2,041
Networking Products - 1.1%
Atheros Communications*	99,710	1,918
Juniper Networks*	67,020	1,582
Total Networking Products		3,500
Oil & Gas Drilling - 1.1%
Atlas America	122,062	2,181
Nabors Industries*	90,560	1,411
Total Oil & Gas Drilling		3,592
Oil Companies-Exploration & Production - 4.2%
Arena Resources*	49,900	1,589
Denbury Resources*	139,000	2,047
EQT	73,250	2,557
PetroHawk Energy*	88,740	1,979
Questar	32,690	1,015
Range Resources	54,320	2,249
Southwestern Energy*	55,800	2,168
Total Oil Companies-Exploration & Production		13,604
Oil Field Machinery & Equipment - 0.6%
Cameron International*	64,000	1,811
Total Oil Field Machinery & Equipment		1,811
Oil-Field Services - 1.2%
Core Laboratories	28,675	2,499
Oceaneering International*	4,250	192
Oil States International*	42,300	1,024
Total Oil-Field Services		3,715
Patient Monitoring Equipment - 0.3%
Masimo*	40,250	970
Total Patient Monitoring Equipment		970
Pharmacy Services - 1.9%
Express Scripts*	68,090	4,681
Omnicare	50,210	1,293
Total Pharmacy Services		5,974
Printing-Commercial - 0.3%
VistaPrint*	21,770	928
Total Printing-Commercial		928
Private Corrections - 0.6%
Corrections Corp of America*	113,200	1,923
Total Private Corrections		1,923
Property/Casualty Insurance - 0.8%
ProAssurance*	53,750	2,484
Total Property/Casualty Insurance		2,484
Quarrying - 0.4%
Compass Minerals International	22,275	1,223
Total Quarrying		1,223
Racetracks - 0.7%
Penn National Gaming*	80,140	2,333
Total Racetracks		2,333
Real Estate Management/Services - 0.2%
CB Richard Ellis Group, Cl A*	70,140	657
Total Real Estate Management/Services		657
Reinsurance - 0.8%
Axis Capital Holdings	97,100	2,542
Total Reinsurance		2,542
REITs-Apartments - 0.4%
Essex Property Trust	22,775	1,417
Total REITs-Apartments		1,417
REITs-Diversified - 1.0%
Digital Realty Trust	91,005	3,263
Total REITs-Diversified		3,263
REITs-Mortgage - 1.1%
Annaly Capital Management	230,800	3,494
Total REITs-Mortgage		3,494
REITs-Office Property - 0.5%
Corporate Office Properties Trust	49,975	1,466
Total REITs-Office Property		1,466
Rental Auto/Equipment - 0.5%
Aaron's	58,300	1,739
Total Rental Auto/Equipment		1,739
Respiratory Products - 0.7%
ResMed*	57,300	2,334
Total Respiratory Products		2,334
Retail-Apparel/Shoe - 2.2%
Guess?	137,920	3,556
Nordstrom	60,890	1,211
Urban Outfitters*	105,220	2,196
Total Retail-Apparel/Shoe		6,963
Retail-Auto Parts - 0.7%
O'Reilly Automotive*	58,200	2,216
Total Retail-Auto Parts		2,216
Retail-Computer Equipment - 0.4%
GameStop, Cl A*	52,825	1,163
Total Retail-Computer Equipment		1,163
Retail-Regional Department Store - 0.9%
Kohl's*	69,050	2,952
Total Retail-Regional Department Store		2,952
Retail-Restaurants - 0.8%
Darden Restaurants	41,320	1,363
Yum! Brands	35,625	1,188
Total Retail-Restaurants		2,551
Rubber-Tires - 0.4%
Goodyear Tire & Rubber*	111,700	1,258
Total Rubber-Tires		1,258
S&L/Thrifts-Eastern US - 0.2%
People's United Financial	50,125	754
Total S&L/Thrifts-Eastern US		754
Schools - 0.5%
New Oriental Education & Technology Group ADR*	25,700	1,731
Total Schools		1,731
Semiconductor Components-Integrated Circuits - 0.5%
Marvell Technology Group*	132,140	1,538
Total Semiconductor Components-Integrated Circuits		1,538
Semiconductor Equipment - 1.9%
ASML Holding	69,490	1,504
Lam Research*	65,230	1,696
Teradyne*	191,960	1,317
Varian Semiconductor Equipment Associates*	68,905	1,653
Total Semiconductor Equipment		6,170
Soap & Cleaning Preparation - 0.6%
Church & Dwight	33,375	1,813
Total Soap & Cleaning Preparation		1,813
Steel Pipe & Tube - 0.5%
Valmont Industries	23,875	1,721
Total Steel Pipe & Tube		1,721
Steel-Producers - 0.9%
Steel Dynamics	86,640	1,276
United States Steel	43,180	1,543
Total Steel-Producers		2,819
Superconductor Production & Systems - 0.5%
American Superconductor*	60,700	1,593
Total Superconductor Production & Systems		1,593
Telecommunications Equipment - 0.3%
Alcatel-Lucent ADR	421,840	1,046
Total Telecommunications Equipment		1,046
Telecommunications Equipment-Fiber Optics - 0.2%
Ciena*	68,690	711
Total Telecommunications Equipment-Fiber Optics		711
Therapeutics - 0.6%
BioMarin Pharmaceuticals*	129,625	2,023
Total Therapeutics		2,023
Tools-Hand Held - 0.2%
Snap-On	23,625	679
Total Tools-Hand Held		679
Transactional Software - 0.7%
Solera Holdings*	87,425	2,221
Total Transactional Software		2,221
Transportation-Rail - 0.2%
Kansas City Southern*	34,200	551
Total Transportation-Rail		551
Transportation-Services - 0.6%
CH Robinson Worldwide	35,730	1,863
Total Transportation-Services		1,863
Wireless Equipment - 0.7%
American Tower, Cl A*	71,675	2,260
Total Wireless Equipment		2,260
X-Ray Equipment - 0.3%
Hologic*	56,244	800
Total X-Ray Equipment		800
Total Common Stock (Cost $304,839)		312,763
Investment Company - 1.8%
Growth-Mid Cap - 1.8%
Midcap SPDR Trust, Series 1	56,425	5,942
Total Growth-Mid Cap		5,942
Total Investment Company (Cost $4,623)		5,942
Money Market Fund - 1.9%
Dreyfus Cash Management Fund, Institutional Class, 0.411% (A)	6,013,676	6,014
Total Money Market Fund (Cost $6,014)		6,014
Total Investments - 100.6% (Cost $315,476)†		324,719
Other Assets and Liabilities, Net - (0.6)%		(1,944)
Total Net Assets - 100.0%		$322,775

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of June 30, 2009.

ADR - American Depositary Receipt
Cl - Class
R&D - Research and Development
REITs - Real Estate Investment Trusts
S&L - Savings and Loan

† At June 30, 2009, the approximate tax basis cost of the Fund’s investments was $315,476 (000), and the unrealized appreciation and depreciation were $36,032 (000) and $(26,789) (000), respectively.

Cost figures are shown with "000's" omitted.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2009 in valuing the Fund’s net assets were as follows (000):

Investments	Level 1	Level 2	Level 3
Common Stock	$ 312,763	$ -	$ -
Investment Company	5,942
Money Market Fund	6,014	-	-
Total Investments	$ 324,719	$ -	$ -

Old Mutual Heitman REIT Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2009 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 97.7%
REITs-Apartments - 16.2%
American Campus Communities	57,743	$1,281
AvalonBay Communities	35,295	1,974
Camden Property Trust	27,600	762
Equity Residential	52,131	1,159
Essex Property Trust	14,120	879
Total REITs-Apartments		6,055
REITs-Diversified - 13.5%
Digital Realty Trust	47,074	1,688
PS Business Parks	14,300	693
Vornado Realty Trust	38,364	1,727
Washington Real Estate Investment Trust	42,300	946
Total REITs-Diversified		5,054
REITs-Health Care - 14.2%
HCP	83,914	1,778
Health Care REIT	53,682	1,831
Nationwide Health Properties	15,491	399
Ventas	44,295	1,323
Total REITs-Health Care		5,331
REITs-Hotels - 4.4%
Hospitality Properties Trust	32,400	385
Host Hotels & Resorts	114,389	960
LaSalle Hotel Properties	25,000	308
Total REITs-Hotels		1,653
REITs-Manufactured Homes - 2.7%
Equity Lifestyle Properties	27,400	1,019
Total REITs-Manufactured Homes		1,019
REITs-Office Property - 13.3%
Alexandria Real Estate Equities	5,189	186
BioMed Realty Trust	31,600	323
Boston Properties	38,435	1,833
Corporate Office Properties Trust	45,100	1,323
Highwoods Properties	34,400	769
Mack-Cali Realty	23,200	529
Total REITs-Office Property		4,963
REITs-Regional Malls - 11.6%
Simon Property Group	84,727	4,357
Total REITs-Regional Malls		4,357
REITs-Shopping Centers - 8.7%
Acadia Realty Trust	9,956	130
Federal Realty Investment Trust	34,000	1,752
Regency Centers	26,593	928
Tanger Factory Outlet Centers	14,300	464
Total REITs-Shopping Centers		3,274
REITs-Single Tenant - 1.4%
National Retail Properties	30,135	523
Total REITs-Single Tenant		523
REITs-Storage - 7.6%
Public Storage	43,269	2,833
Total REITs-Storage		2,833
REITs-Warehouse/Industrial - 4.1%
AMB Property	13,874	261
EastGroup Properties	20,000	660
Prologis	78,100	629
Total REITs-Warehouse/Industrial		1,550
Total Common Stock (Cost $33,955)		36,612
Money Market Fund - 0.8%
Dreyfus Cash Management Fund, Institutional Class, 0.411% (A)	306,698	307
Total Money Market Fund (Cost $307)		307
Total Investments - 98.5% (Cost $34,262)†		36,919
Other Assets and Liabilities, Net - 1.5%		558
Total Net Assets - 100.0%		$37,477

(A) The rate reported represents the 7-day effective yield as of June 30, 2009.

REITs - Real Estate Investment Trusts

† At June 30, 2009, the approximate tax basis cost of the Fund’s investments was $34,262 (000), and the unrealized appreciation and depreciation were $4,486 (000) and $(1,829) (000), respectively.

Cost figures are shown with "000's" omitted.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2009 in valuing the Fund’s net assets were as follows (000):

Investments	Level 1	Level 2	Level 3
Common Stock	$ 36,612	$ -	$ -
Money Market Fund	307	-	-
Total Investments	$ 36,919	$ -	$ -

Old Mutual Large Cap Growth Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2009 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 98.1%
Agricultural Chemicals - 2.2%
Monsanto	47,603	$3,539
Total Agricultural Chemicals		3,539
Applications Software - 2.2%
Microsoft	111,073	2,640
Salesforce.com*	24,720	944
Total Applications Software		3,584
Beverages-Non-Alcoholic - 1.9%
PepsiCo	54,830	3,013
Total Beverages-Non-Alcoholic		3,013
Brewery - 1.3%
Cia de Bebidas das Americas ADR	31,670	2,053
Total Brewery		2,053
Building-Residential/Commercial - 0.7%
Pulte Homes	131,220	1,159
Total Building-Residential/Commercial		1,159
Casino Hotels - 0.6%
Wynn Resorts*	28,320	1,000
Total Casino Hotels		1,000
Cellular Telecommunications - 1.6%
China Mobile ADR	49,720	2,490
Total Cellular Telecommunications		2,490
Commercial Services-Finance - 2.0%
Visa, Cl A	51,885	3,230
Total Commercial Services-Finance		3,230
Computers - 7.6%
Apple*	47,030	6,699
Hewlett-Packard	64,145	2,479
International Business Machines	27,725	2,895
Total Computers		12,073
Consumer Products-Miscellaneous - 1.3%
Clorox	38,010	2,122
Total Consumer Products-Miscellaneous		2,122
Cosmetics & Toiletries - 1.2%
Procter & Gamble	36,425	1,861
Total Cosmetics & Toiletries		1,861
Disposable Medical Products - 1.1%
C.R. Bard	22,655	1,687
Total Disposable Medical Products		1,687
Diversified Banking Institution - 2.8%
Goldman Sachs Group	14,890	2,195
Morgan Stanley	80,390	2,292
Total Diversified Banking Institution		4,487
E-Commerce/Products - 1.7%
Amazon.com*	31,760	2,657
Total E-Commerce/Products		2,657
E-Commerce/Services - 1.7%
priceline.com*	24,615	2,746
Total E-Commerce/Services		2,746
Electric Products-Miscellaneous - 1.0%
Emerson Electric	50,940	1,650
Total Electric Products-Miscellaneous		1,650
Electronic Components-Semiconductors - 1.4%
Intel	132,260	2,189
Total Electronic Components-Semiconductors		2,189
Energy-Alternate Sources - 1.3%
First Solar*	12,590	2,041
Total Energy-Alternate Sources		2,041
Engineering/R&D Services - 1.7%
ABB ADR	97,485	1,538
Jacobs Engineering Group*	27,695	1,166
Total Engineering/R&D Services		2,704
Enterprise Software/Services - 1.2%
SAP ADR	48,705	1,958
Total Enterprise Software/Services		1,958
Fiduciary Banks - 2.5%
Northern Trust	26,280	1,411
State Street	55,780	2,633
Total Fiduciary Banks		4,044
Finance-Investment Banker/Broker - 2.1%
Charles Schwab	189,050	3,316
Total Finance-Investment Banker/Broker		3,316
Finance-Other Services - 1.0%
IntercontinentalExchange*	13,710	1,566
Total Finance-Other Services		1,566
Food-Wholesale/Distribution - 1.3%
Sysco	89,420	2,010
Total Food-Wholesale/Distribution		2,010
Industrial Gases - 1.6%
Praxair	36,120	2,567
Total Industrial Gases		2,567
Instruments-Scientific - 1.3%
Thermo Fisher Scientific*	50,450	2,057
Total Instruments-Scientific		2,057
Internet Security - 0.7%
McAfee*	27,000	1,139
Total Internet Security		1,139
Machinery-Pumps - 0.7%
Flowserve	14,945	1,043
Total Machinery-Pumps		1,043
Medical Instruments - 0.9%
St. Jude Medical*	34,330	1,411
Total Medical Instruments		1,411
Medical Products - 3.8%
Johnson & Johnson	38,140	2,166
Stryker	44,770	1,779
Varian Medical Systems*	61,943	2,177
Total Medical Products		6,122
Medical-Biomedical/Genetic - 3.3%
Amgen*	29,644	1,569
Gilead Sciences*	80,510	3,771
Total Medical-Biomedical/Genetic		5,340
Medical-Drugs - 2.8%
Abbott Laboratories	93,935	4,419
Total Medical-Drugs		4,419
Medical-Generic Drugs - 1.1%
Teva Pharmaceutical Industries ADR	35,140	1,734
Total Medical-Generic Drugs		1,734
Metal-Aluminum - 0.8%
Alcoa	120,400	1,244
Total Metal-Aluminum		1,244
Networking Products - 1.9%
Cisco Systems*	160,685	2,995
Total Networking Products		2,995
Oil Companies-Exploration & Production - 2.9%
Occidental Petroleum	38,940	2,563
Southwestern Energy*	54,803	2,129
Total Oil Companies-Exploration & Production		4,692
Oil Companies-Integrated - 1.3%
Petroleo Brasileiro ADR	52,500	2,151
Total Oil Companies-Integrated		2,151
Oil Field Machinery & Equipment - 1.5%
National Oilwell Varco*	73,435	2,398
Total Oil Field Machinery & Equipment		2,398
Oil-Field Services - 2.6%
Halliburton	89,930	1,862
Weatherford International*	118,970	2,327
Total Oil-Field Services		4,189
Pharmacy Services - 1.9%
Express Scripts*	44,305	3,046
Total Pharmacy Services		3,046
Retail-Building Products - 0.8%
Lowe's	62,420	1,212
Total Retail-Building Products		1,212
Retail-Computer Equipment - 0.9%
GameStop, Cl A*	66,385	1,461
Total Retail-Computer Equipment		1,461
Retail-Consumer Electronics - 0.6%
Best Buy	29,860	1,000
Total Retail-Consumer Electronics		1,000
Retail-Discount - 2.5%
Family Dollar Stores	73,236	2,073
Wal-Mart Stores	39,060	1,892
Total Retail-Discount		3,965
Retail-Drug Store - 1.8%
CVS Caremark	88,110	2,808
Total Retail-Drug Store		2,808
Retail-Restaurants - 1.2%
McDonald's	34,720	1,996
Total Retail-Restaurants		1,996
Semiconductor Equipment - 3.7%
Applied Materials	205,960	2,259
ASML Holding	72,430	1,568
Lam Research*	82,000	2,132
Total Semiconductor Equipment		5,959
Super-Regional Banks-US - 1.1%
PNC Financial Services Group	43,260	1,679
Total Super-Regional Banks-US		1,679
Telecommunications Equipment - 1.5%
Alcatel-Lucent ADR	465,780	1,155
Harris	41,795	1,185
Total Telecommunications Equipment		2,340
Telecommunications Equipment-Fiber Optics - 1.2%
Corning	122,230	1,963
Total Telecommunications Equipment-Fiber Optics		1,963
Transport-Rail - 1.1%
Union Pacific	33,075	1,722
Total Transport-Rail		1,722
Water - 1.5%
Aqua America	136,772	2,448
Total Water		2,448
Web Portals/ISP - 3.9%
Google, Cl A*	14,580	6,147
Total Web Portals/ISP		6,147
Wireless Equipment - 3.8%
Qualcomm	132,492	5,989
Total Wireless Equipment		5,989
Total Common Stock (Cost $156,182)		156,415
Money Market Fund - 2.1%
Dreyfus Cash Management Fund, Institutional Class, 0.411% (A)	3,408,797	3,409
Total Money Market Fund (Cost $3,409)		3,409
Total Investments - 100.2% (Cost $159,591)†		159,824
Other Assets and Liabilities, Net - (0.2)%		(308)
Total Net Assets - 100.0%		$159,516

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of June 30, 2009.

ADR - American Depositary Receipt
Cl - Class
ISP - Internet Service Provider
R&D - Research and Development

† At June 30, 2009, the approximate tax basis cost of the Fund’s investments was $159,591 (000), and the unrealized appreciation and depreciation were $17,790 (000) and $(17,557) (000), respectively.

Cost figures are shown with "000's" omitted.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2009 in valuing the Fund’s net assets were as follows (000):

Investments	Level 1	Level 2	Level 3
Common Stock	$ 156,415	$ -	$ -
Money Market Fund	3,409	-	-
Total Investments	$ 159,824	$ -	$ -

Old Mutual Strategic Small Company Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2009 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 99.3%
Aerospace/Defense - 1.3%
Cubic	13,660	$489
Esterline Technologies*	1	-
Teledyne Technologies*	8,988	294
TransDigm Group*	16,223	587
Total Aerospace/Defense		1,370
Aerospace/Defense-Equipment - 0.9%
Orbital Sciences*	59,713	906
Total Aerospace/Defense-Equipment		906
Airlines - 1.0%
Allegiant Travel*	12,008	476
Copa Holdings, Cl A	14,467	591
Total Airlines		1,067
Alternative Waste Technologies - 0.2%
Calgon Carbon*	18,758	261
Total Alternative Waste Technologies		261
Apparel Manufacturers - 0.9%
True Religion Apparel*	40,992	914
Total Apparel Manufacturers		914
Applications Software - 0.7%
EPIQ Systems*	8,128	125
Nuance Communications*	23,408	283
Quest Software*	26,224	366
Total Applications Software		774
Audio/Video Products - 0.2%
DTS*	8,806	238
Total Audio/Video Products		238
Building & Construction-Miscellaneous - 0.4%
Insituform Technologies, Cl A*	25,190	428
Total Building & Construction-Miscellaneous		428
Building Products-Cement/Aggregate - 0.3%
Texas Industries	11,405	358
Total Building Products-Cement/Aggregate		358
Building-Heavy Construction - 0.7%
Granite Construction	9,690	322
Orion Marine Group*	20,360	387
Total Building-Heavy Construction		709
Casino Hotels - 0.5%
Ameristar Casinos	24,120	459
Monarch Casino & Resort*	15,816	115
Total Casino Hotels		574
Casino Services - 1.5%
Bally Technologies*	36,777	1,100
Scientific Games, Cl A*	32,322	510
Total Casino Services		1,610
Cellular Telecommunications - 0.4%
Cellcom Israel	17,290	459
Total Cellular Telecommunications		459
Chemicals-Diversified - 0.6%
Aceto	17,160	114
FMC	5,260	249
Solutia*	44,800	258
Total Chemicals-Diversified		621
Chemicals-Specialty - 0.4%
NewMarket	6,890	464
Total Chemicals-Specialty		464
Coatings/Paint - 0.4%
Valspar	17,580	396
Total Coatings/Paint		396
Coffee - 1.0%
Green Mountain Coffee Roasters*	17,304	1,023
Total Coffee		1,023
Commercial Banks-Central US - 0.2%
PrivateBancorp	9,981	222
Total Commercial Banks-Central US		222
Commercial Banks-Eastern US - 0.6%
Signature Bank*	22,798	618
Total Commercial Banks-Eastern US		618
Commercial Services - 0.4%
HMS Holdings*	10,527	429
Total Commercial Services		429
Commercial Services-Finance - 0.3%
Bankrate*	12,109	306
Total Commercial Services-Finance		306
Computer Aided Design - 0.4%
Ansys*	14,148	441
Total Computer Aided Design		441
Computer Graphics - 0.3%
Monotype Imaging Holdings*	44,124	300
Total Computer Graphics		300
Computer Services - 1.8%
3PAR*	24,640	306
CACI International, Cl A*	6,656	284
IHS, Cl A*	12,018	599
SYKES Enterprises*	37,367	676
Total Computer Services		1,865
Computer Software - 0.5%
Omniture*	39,594	497
Total Computer Software		497
Computers-Integrated Systems - 0.2%
MTS Systems	8,120	168
Total Computers-Integrated Systems		168
Computers-Memory Devices - 0.7%
Data Domain*	12,694	423
Netezza*	40,340	336
Total Computers-Memory Devices		759
Computers-Peripheral Equipment - 1.0%
Synaptics*	26,472	1,023
Total Computers-Peripheral Equipment		1,023
Consulting Services - 1.2%
FTI Consulting*	3,662	186
Huron Consulting Group*	12,024	556
Maximus	11,232	463
Total Consulting Services		1,205
Containers-Metal/Glass - 1.8%
Crown Holdings*	16,875	407
Greif, Cl A	16,635	736
Silgan Holdings	14,205	697
Total Containers-Metal/Glass		1,840
Containers-Paper/Plastic - 0.5%
Pactiv*	22,046	478
Total Containers-Paper/Plastic		478
Data Processing/Management - 1.1%
Broadridge Financial Solutions	26,809	445
Fiserv*	14,715	673
Total Data Processing/Management		1,118
Decision Support Software - 1.0%
MSCI, Cl A*	24,121	590
SPSS*	12,685	423
Total Decision Support Software		1,013
Diagnostic Kits - 1.2%
Idexx Laboratories*	8,045	372
Inverness Medical Innovations*	7,427	264
Meridian Bioscience	29,274	661
Total Diagnostic Kits		1,297
Disposable Medical Products - 0.4%
ICU Medical*	11,185	460
Total Disposable Medical Products		460
Distribution/Wholesale - 0.5%
Owens & Minor	11,253	493
Total Distribution/Wholesale		493
Diversified Operations/Commercial Services - 0.4%
Chemed	11,494	454
Total Diversified Operations/Commercial Services		454
E-Commerce/Products - 0.3%
MercadoLibre*	10,761	289
Total E-Commerce/Products		289
E-Commerce/Services - 0.7%
NetFlix*	12,947	535
priceline.com*	2,164	241
Total E-Commerce/Services		776
Educational Software - 1.4%
Blackboard*	36,408	1,051
Rosetta Stone*	14,554	399
Total Educational Software		1,450
Electric Products-Miscellaneous - 0.9%
Ametek	14,000	484
GrafTech International*	37,660	426
Total Electric Products-Miscellaneous		910
Electric-Transmission - 0.7%
ITC Holdings	15,092	685
Total Electric-Transmission		685
Electronic Components-Semiconductors - 1.1%
Applied Micro Circuits*	25,443	207
Microchip Technology	30,508	688
Silicon Laboratories*	7,706	292
Total Electronic Components-Semiconductors		1,187
Electronic Connectors - 0.3%
Amphenol, Cl A	11,460	363
Total Electronic Connectors		363
Electronic Design Automation - 0.3%
Synopsys*	16,915	330
Total Electronic Design Automation		330
Electronic Measuring Instruments - 1.2%
Axsys Technologies*	8,488	455
Flir Systems*	12,812	289
Itron*	8,360	460
Total Electronic Measuring Instruments		1,204
E-Marketing/Information - 0.3%
comScore*	24,552	327
Total E-Marketing/Information		327
Energy-Alternate Sources - 1.0%
Covanta Holding*	24,488	415
Trina Solar ADR*	24,885	638
Total Energy-Alternate Sources		1,053
Engineering/R&D Services - 0.4%
Stanley*	12,662	416
Total Engineering/R&D Services		416
Enterprise Software/Services - 1.5%
Informatica*	16,005	275
Mantech International, Cl A*	7,517	324
Open Text*	5,805	211
Sybase*	12,001	376
Tyler Technologies*	24,745	387
Total Enterprise Software/Services		1,573
Entertainment Software - 0.6%
THQ*	89,743	643
Total Entertainment Software		643
Environmental Consulting & Engineering - 0.5%
Tetra Tech*	19,622	562
Total Environmental Consulting & Engineering		562
E-Services/Consulting - 0.9%
GSI Commerce*	29,761	424
Sapient*	82,793	521
Total E-Services/Consulting		945
Finance-Investment Banker/Broker - 1.0%
Greenhill	7,003	506
MF Global*	84,974	504
Total Finance-Investment Banker/Broker		1,010
Finance-Other Services - 0.3%
IntercontinentalExchange*	3,050	348
Total Finance-Other Services		348
Food-Baking - 0.5%
Flowers Foods	24,875	543
Total Food-Baking		543
Food-Miscellaneous/Diversified - 0.3%
American Italian Pasta, Cl A*	252	7
Smart Balance*	41,941	286
Total Food-Miscellaneous/Diversified		293
Food-Retail - 0.4%
Ruddick	18,611	436
Total Food-Retail		436
Footwear & Related Apparel - 0.6%
Steven Madden*	13,900	354
Wolverine World Wide	13,938	307
Total Footwear & Related Apparel		661
Hazardous Waste Disposal - 1.0%
Clean Harbors*	8,368	452
Stericycle*	10,700	551
Total Hazardous Waste Disposal		1,003
Hotels & Motels - 0.3%
Choice Hotels International	13,747	366
Total Hotels & Motels		366
Human Resources - 1.8%
Emergency Medical Services, Cl A*	16,601	611
Heidrick & Struggles International	31,485	575
Monster Worldwide*	32,651	386
SuccessFactors*	30,629	281
Total Human Resources		1,853
Industrial Audio & Video Products - 0.3%
Dolby Laboratories, Cl A*	7,769	290
Total Industrial Audio & Video Products		290
Industrial Automation/Robot - 0.2%
Cognex	14,133	200
Total Industrial Automation/Robot		200
Instruments-Controls - 0.2%
Mettler Toledo International*	2,878	222
Total Instruments-Controls		222
Insurance Brokers - 0.2%
AON	4,535	172
Total Insurance Brokers		172
Internet Application Software - 1.1%
Cybersource*	28,135	430
DealerTrack Holdings*	40,995	697
Total Internet Application Software		1,127
Internet Content-Entertainment - 1.0%
Perfect World ADR*	16,545	473
Shanda Interactive Entertainment ADR*	10,745	562
Total Internet Content-Entertainment		1,035
Internet Infrastructure Software - 0.7%
AsiaInfo Holdings*	21,310	367
TeleCommunication Systems, Cl A*	54,870	390
Total Internet Infrastructure Software		757
Internet Security - 0.4%
Sourcefire*	24,040	298
VeriSign*	7,745	143
Total Internet Security		441
Investment Management/Advisory Services - 0.5%
Affiliated Managers Group*	6,434	374
Invesco	7,667	137
Total Investment Management/Advisory Services		511
Lasers-Systems/Components - 0.4%
Cymer*	12,307	366
Total Lasers-Systems/Components		366
Leisure & Recreational Products - 0.4%
WMS Industries*	13,209	416
Total Leisure & Recreational Products		416
Machine Tools & Related Products - 0.6%
Kennametal	22,078	423
Lincoln Electric Holdings	4,322	156
Total Machine Tools & Related Products		579
Machinery-Construction & Mining - 0.5%
Terex*	47,267	571
Total Machinery-Construction & Mining		571
Machinery-General Industry - 0.8%
Roper Industries	9,825	445
Wabtec	11,566	372
Total Machinery-General Industry		817
Machinery-Pumps - 0.1%
Graco	6,115	135
Total Machinery-Pumps		135
Medical Information Systems - 0.5%
athenahealth*	9,621	356
Phase Forward*	11,257	170
Total Medical Information Systems		526
Medical Instruments - 2.1%
Bruker*	36,450	338
Conceptus*	18,692	316
NuVasive*	5,500	245
Techne	5,500	351
Thoratec*	21,748	582
Volcano*	26,870	376
Total Medical Instruments		2,208
Medical Labs & Testing Services - 1.0%
Genoptix*	13,985	447
Laboratory Corp of America Holdings*	8,290	562
Total Medical Labs & Testing Services		1,009
Medical Products - 2.3%
American Medical Systems Holding*	26,805	424
Cyberonics*	33,839	563
Haemonetics*	6,415	366
PSS World Medical*	25,237	467
Zoll Medical*	31,802	615
Total Medical Products		2,435
Medical-Biomedical/Genetic - 4.1%
Acorda Therapeutics*	13,999	395
Alexion Pharmaceuticals*	13,338	548
American Oriental Bioengineering*	50,745	268
Bio-Rad Laboratories, Cl A*	7,425	560
Cubist Pharmaceuticals*	22,172	406
Dendreon*	23,313	579
Halozyme Therapeutics*	59,288	413
Illumina*	8,619	336
Martek Biosciences*	13,553	287
United Therapeutics*	6,373	531
Total Medical-Biomedical/Genetic		4,323
Medical-Drugs - 0.9%
PharMerica*	29,956	588
Viropharma*	52,362	311
Total Medical-Drugs		899
Medical-HMO - 0.4%
Centene*	20,775	415
Total Medical-HMO		415
Medical-Nursing Homes - 0.3%
Sun Healthcare Group*	42,984	363
Total Medical-Nursing Homes		363
Medical-Outpatient/Home Medical - 1.3%
Almost Family*	19,724	515
LHC Group*	17,023	378
Lincare Holdings*	21,140	497
Total Medical-Outpatient/Home Medical		1,390
Motion Pictures & Services - 0.6%
DreamWorks Animation SKG, Cl A*	22,378	617
Total Motion Pictures & Services		617
Networking Products - 2.2%
Anixter International*	7,272	273
Atheros Communications*	35,714	687
LogMeIn*	4,449	71
Polycom*	33,910	687
Starent Networks*	25,259	617
Total Networking Products		2,335
Non-Hazardous Waste Disposal - 0.6%
Waste Connections*	24,425	633
Total Non-Hazardous Waste Disposal		633
Oil & Gas Drilling - 0.6%
Atwood Oceanics*	10,997	274
Helmerich & Payne	10,180	314
Total Oil & Gas Drilling		588
Oil Companies-Exploration & Production - 2.0%
Arena Resources*	7,529	240
Carrizo Oil & Gas*	22,265	382
Comstock Resources*	14,707	486
Concho Resources*	17,571	504
GMX Resources*	14,337	153
Mariner Energy*	5,036	59
SandRidge Energy*	36,517	311
Total Oil Companies-Exploration & Production		2,135
Oil Field Machinery & Equipment - 0.7%
Dresser-Rand Group*	14,405	376
NATCO Group, Cl A*	12,266	404
Total Oil Field Machinery & Equipment		780
Oil-Field Services - 0.7%
Core Laboratories	4,692	409
Superior Energy Services*	17,234	298
Total Oil-Field Services		707
Paper & Related Products - 0.6%
Rayonier	16,710	607
Total Paper & Related Products		607
Patient Monitoring Equipment - 1.0%
CardioNet*	37,083	605
Mindray Medical International ADR	15,020	419
Total Patient Monitoring Equipment		1,024
Pharmacy Services - 0.5%
Catalyst Health Solutions*	19,416	484
Total Pharmacy Services		484
Physician Practice Management - 0.3%
Mednax*	7,875	332
Total Physician Practice Management		332
Printing-Commercial - 1.0%
VistaPrint*	24,585	1,049
Total Printing-Commercial		1,049
Property/Casualty Insurance - 2.9%
Amerisafe*	30,885	481
Arch Capital Group*	7,375	432
Enstar Group*	6,940	408
Hanover Insurance Group	21,295	812
Tower Group	12,272	304
Zenith National Insurance	25,863	562
Total Property/Casualty Insurance		2,999
Publishing-Books - 0.7%
John Wiley & Sons, Cl A	21,325	709
Total Publishing-Books		709
Racetracks - 0.9%
Penn National Gaming*	31,824	926
Total Racetracks		926
Reinsurance - 1.1%
Allied World Assurance Holdings	8,262	337
Aspen Insurance Holdings	22,025	492
Reinsurance Group of America	10,030	350
Total Reinsurance		1,179
Research & Development - 0.4%
Parexel International*	30,068	432
Total Research & Development		432
Respiratory Products - 0.3%
ResMed*	7,097	289
Total Respiratory Products		289
Retail-Apparel/Shoe - 1.5%
Aeropostale*	19,933	683
American Eagle Outfitters	14,601	207
Guess?	9,384	242
Gymboree*	11,587	411
Total Retail-Apparel/Shoe		1,543
Retail-Auto Parts - 0.3%
O'Reilly Automotive*	9,535	363
Total Retail-Auto Parts		363
Retail-Convenience Store - 0.4%
Pantry*	27,119	450
Total Retail-Convenience Store		450
Retail-Discount - 0.4%
Citi Trends*	15,845	410
Total Retail-Discount		410
Retail-Fabric Store - 0.4%
Jo-Ann Stores*	20,735	429
Total Retail-Fabric Store		429
Retail-Gardening Products - 0.3%
Tractor Supply*	6,440	266
Total Retail-Gardening Products		266
Retail-Pawn Shops - 0.0%
Ezcorp, Cl A*	1	-
Total Retail-Pawn Shops		-
Retail-Pet Food & Supplies - 0.7%
PetMed Express*	26,129	393
PetSmart	15,815	339
Total Retail-Pet Food & Supplies		732
Retail-Restaurants - 2.1%
Buffalo Wild Wings*	16,494	536
California Pizza Kitchen*	25,230	335
Panera Bread, Cl A*	5,650	282
Red Robin Gourmet Burgers*	12,966	243
Texas Roadhouse, Cl A*	69,118	754
Total Retail-Restaurants		2,150
Retail-Sporting Goods - 0.9%
Hibbett Sports*	50,048	901
Total Retail-Sporting Goods		901
Schools - 2.3%
American Public Education*	10,514	416
Capella Education*	20,280	1,216
Grand Canyon Education*	21,871	367
Lincoln Educational Services*	20,905	438
Total Schools		2,437
Semiconductor Components-Integrated Circuits - 0.3%
Cypress Semiconductor*	29,662	273
Total Semiconductor Components-Integrated Circuits		273
Semiconductor Equipment - 0.9%
MKS Instruments*	19,829	262
Tessera Technologies*	27,559	697
Total Semiconductor Equipment		959
Software Tools - 0.8%
ArcSight*	44,160	785
Total Software Tools		785
Telecommunications Equipment - 1.0%
Arris Group*	23,577	287
Comtech Telecommunications*	22,629	721
Tellabs*	3	-
Total Telecommunications Equipment		1,008
Telecommunications Services - 1.2%
Neutral Tandem*	29,672	876
NTELOS Holdings	21,660	399
Total Telecommunications Services		1,275
Textile-Apparel - 0.4%
Cherokee	19,262	382
Total Textile-Apparel		382
Tools-Hand Held - 0.3%
Snap-On	11,815	340
Total Tools-Hand Held		340
Transactional Software - 0.7%
Solera Holdings*	30,349	771
Total Transactional Software		771
Transportation-Marine - 0.3%
Genco Shipping & Trading	12,932	281
Total Transportation-Marine		281
Transportation-Services - 0.3%
HUB Group, Cl A*	14,347	296
Total Transportation-Services		296
Transportation-Truck - 0.9%
Con-way	6,480	229
Landstar System	18,790	675
Total Transportation-Truck		904
Water - 0.2%
Pico Holdings*	7,725	222
Total Water		222
Web Portals/ISP - 0.4%
Sohu.com*	6,800	427
Total Web Portals/ISP		427
Wireless Equipment - 0.7%
InterDigital*	16,833	411
SBA Communications, Cl A*	14,708	361
Total Wireless Equipment		772
Total Common Stock (Cost $93,821)		103,792
Money Market Fund - 2.0%
Dreyfus Cash Management Fund, Institutional Class, 0.411% (A)	2,085,184	2,085
Total Money Market Fund (Cost $2,085)		2,085
Total Investments - 101.3% (Cost $95,906)†		105,877
Other Assets and Liabilities, Net - (1.3)%		(1,317)
Total Net Assets - 100.0%		$104,560

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of June 30, 2009.

ADR - American Depositary Receipt
Cl - Class
HMO - Health Maintenance Organization
ISP - Internet Service Provider
R&D - Research and Development

† At June 30, 2009, the approximate tax basis cost of the Fund’s investments was $95,906 (000), and the unrealized appreciation and depreciation were $12,531 (000) and $(2,560) (000), respectively.

Cost figures are shown with "000's" omitted.
Amount designated as "-" are either $0 or have been rounded to $0.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2009 in valuing the Fund’s net assets were as follows (000):

Investments	Level 1	Level 2	Level 3
Common Stock	$ 103,792	$ -	$ -
Money Market Fund	2,085	-	-
Total Investments	$ 105,877	$ -	$ -

Old Mutual TS&W Mid-Cap Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2009 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 94.9%
Aerospace/Defense-Equipment - 1.6%
Alliant Techsystems*	32,050	$2,640
Total Aerospace/Defense-Equipment		2,640
Agricultural Chemicals - 1.0%
Agrium	42,650	1,701
Total Agricultural Chemicals		1,701
Apparel Manufacturers - 0.8%
VF	25,400	1,406
Total Apparel Manufacturers		1,406
Brewery - 1.8%
Molson Coors Brewing, Cl B	70,400	2,980
Total Brewery		2,980
Cable/Satellite TV - 1.0%
Cablevision Systems, Cl A	88,000	1,708
Total Cable/Satellite TV		1,708
Chemicals-Diversified - 1.1%
Celanese, Ser A	76,600	1,819
Total Chemicals-Diversified		1,819
Chemicals-Specialty - 1.8%
Lubrizol	64,300	3,042
Total Chemicals-Specialty		3,042
Coal - 0.9%
Consol Energy	44,650	1,516
Total Coal		1,516
Commercial Services-Finance - 1.8%
Global Payments	79,800	2,989
Total Commercial Services-Finance		2,989
Computers-Memory Devices - 1.8%
Western Digital*	112,500	2,981
Total Computers-Memory Devices		2,981
Consulting Services - 1.7%
SAIC*	160,000	2,968
Total Consulting Services		2,968
Containers-Metal/Glass - 2.2%
Crown Holdings*	154,100	3,720
Total Containers-Metal/Glass		3,720
Data Processing/Management - 2.2%
Fidelity National Information Services	189,700	3,786
Total Data Processing/Management		3,786
Electric-Generation - 1.0%
AES*	150,900	1,752
Total Electric-Generation		1,752
Electric-Integrated - 7.1%
OGE Energy	108,300	3,067
PG&E	95,600	3,675
PPL	110,250	3,634
TECO Energy	133,980	1,598
Total Electric-Integrated		11,974
Engines-Internal Combustion - 1.0%
Cummins	48,700	1,715
Total Engines-Internal Combustion		1,715
Enterprise Software/Services - 4.0%
BMC Software*	113,750	3,844
Sybase*	92,750	2,907
Total Enterprise Software/Services		6,751
Fiduciary Banks - 0.9%
Northern Trust	28,200	1,514
Total Fiduciary Banks		1,514
Filtration/Separation Products - 0.9%
Pall	58,850	1,563
Total Filtration/Separation Products		1,563
Finance-Investment Banker/Broker - 2.4%
TD Ameritrade Holding*	232,900	4,085
Total Finance-Investment Banker/Broker		4,085
Food-Miscellaneous/Diversified - 0.9%
HJ Heinz	44,500	1,589
Total Food-Miscellaneous/Diversified		1,589
Food-Retail - 1.0%
Kroger	74,300	1,638
Total Food-Retail		1,638
Gas-Distribution - 2.7%
Centerpoint Energy	154,950	1,717
Sempra Energy	59,100	2,933
Total Gas-Distribution		4,650
Gold Mining - 1.7%
Randgold Resources ADR	44,200	2,836
Total Gold Mining		2,836
Human Resources - 1.7%
Hewitt Associates, Cl A*	99,050	2,950
Total Human Resources		2,950
Insurance Brokers - 1.7%
Willis Group Holdings	114,190	2,938
Total Insurance Brokers		2,938
Internet Security - 1.7%
Symantec*	187,800	2,922
Total Internet Security		2,922
Medical Information Systems - 1.0%
Cerner*	27,500	1,713
Total Medical Information Systems		1,713
Medical Labs & Testing Services - 2.5%
Quest Diagnostics	76,400	4,311
Total Medical Labs & Testing Services		4,311
Medical Products - 2.7%
Hospira*	118,100	4,549
Total Medical Products		4,549
Medical-Biomedical/Genetic - 1.7%
Life Technologies*	70,346	2,935
Total Medical-Biomedical/Genetic		2,935
Medical-Drugs - 1.3%
King Pharmaceuticals*	222,200	2,140
Total Medical-Drugs		2,140
Medical-Generic Drugs - 1.0%
Mylan*	129,700	1,693
Total Medical-Generic Drugs		1,693
Medical-Hospitals - 2.2%
Universal Health Services, Cl B	76,700	3,747
Total Medical-Hospitals		3,747
Non-Hazardous Waste Disposal - 1.8%
Republic Services	122,215	2,983
Total Non-Hazardous Waste Disposal		2,983
Oil & Gas Drilling - 0.9%
Noble	52,100	1,576
Total Oil & Gas Drilling		1,576
Oil Companies-Exploration & Production - 2.0%
PetroHawk Energy*	78,300	1,746
Questar	53,800	1,671
Total Oil Companies-Exploration & Production		3,417
Pipelines - 1.3%
Oneok	72,100	2,126
Total Pipelines		2,126
Property/Casualty Insurance - 3.1%
Arch Capital Group*	49,950	2,926
WR Berkley	107,650	2,311
Total Property/Casualty Insurance		5,237
Racetracks - 1.0%
Penn National Gaming*	57,500	1,674
Total Racetracks		1,674
Reinsurance - 3.3%
PartnerRe	43,800	2,845
RenaissanceRe Holdings	59,950	2,790
Total Reinsurance		5,635
REITs-Health Care - 1.4%
Health Care REIT	23,100	788
Nationwide Health Properties	61,400	1,580
Total REITs-Health Care		2,368
Retail-Apparel/Shoe - 2.1%
Ross Stores	92,200	3,559
Total Retail-Apparel/Shoe		3,559
Retail-Auto Parts - 2.3%
Advance Auto Parts	92,400	3,834
Total Retail-Auto Parts		3,834
Retail-Discount - 2.2%
Dollar Tree*	90,700	3,818
Total Retail-Discount		3,818
Retail-Major Department Store - 2.5%
TJX	136,300	4,288
Total Retail-Major Department Store		4,288
Retail-Regional Department Store - 1.8%
Macy's	254,100	2,988
Total Retail-Regional Department Store		2,988
Satellite Telecommunications - 0.9%
EchoStar, Cl A*	97,400	1,553
Total Satellite Telecommunications		1,553
Semiconductor Components-Integrated Circuits - 2.5%
Marvell Technology Group*	365,600	4,256
Total Semiconductor Components-Integrated Circuits		4,256
Telecommunications Equipment - 0.9%
Harris	56,200	1,594
Total Telecommunications Equipment		1,594
Telephone-Integrated - 1.7%
Windstream	340,500	2,847
Total Telephone-Integrated		2,847
Web Portals/ISP - 2.4%
Netease.com ADR*	113,700	4,000
Total Web Portals/ISP		4,000
Total Common Stock (Cost $150,807)		160,974
Money Market Fund - 6.5%
Dreyfus Cash Management Fund, Institutional Class, 0.411% (A)	11,102,174	11,102
Total Money Market Fund (Cost $11,102)		11,102
Total Investments - 101.4% (Cost $161,909)†		172,076
Other Assets and Liabilities, Net - (1.4)%		(2,296)
Total Net Assets - 100.0%		$169,780

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of June 30, 2009.

ADR - American Depositary Receipt
Cl - Class
ISP - Internet Service Provider
REITs - Real Estate Investment Trusts
Ser - Series

† At June 30, 2009, the approximate tax basis cost of the Fund’s investments was $161,909 (000), and the unrealized appreciation and depreciation were $13,618 (000) and $(3,451) (000), respectively.

Cost figures are shown with "000's" omitted.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2009 in valuing the Fund’s net assets were as follows (000):

Investments	Level 1	Level 2	Level 3
Common Stock	$ 160,974	$ -	$ -
Money Market Fund	11,102	-	-
Total Investments	$ 172,076	$ -	$ -

Old Mutual TS&W Small Cap Value Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2009 (UNAUDITED)

Description	Shares	Value (000)
Common Stock - 96.4%
Advanced Materials/Products - 0.4%
Ceradyne*	15,200	$268
Total Advanced Materials/Products		268
Aerospace/Defense-Equipment - 3.1%
Curtiss-Wright	31,600	939
Kaman	15,600	261
Orbital Sciences*	66,680	1,012
Total Aerospace/Defense-Equipment		2,212
Agricultural Operations - 1.0%
Andersons	25,000	749
Total Agricultural Operations		749
Apparel Manufacturers - 1.3%
Carter's*	37,500	923
Total Apparel Manufacturers		923
Auto Repair Centers - 1.4%
Monro Muffler	38,900	1,000
Total Auto Repair Centers		1,000
Auto-Medium & Heavy Duty Trucks - 1.6%
Force Protection*	132,650	1,173
Total Auto-Medium & Heavy Duty Trucks		1,173
Building Products-Doors & Windows - 0.5%
Apogee Enterprises	27,900	343
Total Building Products-Doors & Windows		343
Casino Hotels - 0.8%
Ameristar Casinos	29,800	567
Total Casino Hotels		567
Cellular Telecommunications - 1.7%
Syniverse Holdings*	77,500	1,242
Total Cellular Telecommunications		1,242
Chemicals-Diversified - 0.9%
Olin	52,300	622
Total Chemicals-Diversified		622
Chemicals-Plastics - 0.5%
Spartech	39,400	362
Total Chemicals-Plastics		362
Commercial Banks-Central US - 2.1%
First Financial Bankshares	6,800	342
Sterling Bancshares	99,250	628
Texas Capital Bancshares*	35,900	555
Total Commercial Banks-Central US		1,525
Commercial Banks-Eastern US - 0.2%
Susquehanna Bancshares	24,700	121
Total Commercial Banks-Eastern US		121
Commercial Banks-Southern US - 0.4%
City Holding	10,100	307
Total Commercial Banks-Southern US		307
Commercial Banks-Western US - 0.6%
SVB Financial Group*	14,600	397
Total Commercial Banks-Western US		397
Commercial Services-Finance - 3.6%
Euronet Worldwide*	55,065	1,068
Net 1 UEPS Technologies*	56,800	772
Wright Express*	29,300	746
Total Commercial Services-Finance		2,586
Computers-Integrated Systems - 0.6%
Integral Systems*	51,000	424
Total Computers-Integrated Systems		424
Consumer Products-Miscellaneous - 0.7%
Central Garden and Pet*	46,500	511
Total Consumer Products-Miscellaneous		511
Containers-Paper/Plastic - 1.0%
Temple-Inland	53,600	703
Total Containers-Paper/Plastic		703
Cosmetics & Toiletries - 1.3%
Chattem*	13,600	926
Total Cosmetics & Toiletries		926
Data Processing/Management - 0.5%
Acxiom	39,100	345
Total Data Processing/Management		345
Distribution/Wholesale - 1.2%
MWI Veterinary Supply*	10,700	373
Watsco	9,600	470
Total Distribution/Wholesale		843
E-Commerce/Products - 0.5%
NutriSystem	25,600	371
Total E-Commerce/Products		371
Electric-Integrated - 3.2%
Cleco	60,600	1,359
El Paso Electric*	70,200	980
Total Electric-Integrated		2,339
Electronic Components-Miscellaneous - 1.0%
Methode Electronics	54,900	385
Technitrol	54,000	349
Total Electronic Components-Miscellaneous		734
Electronic Components-Semiconductors - 0.5%
International Rectifier*	23,800	353
Total Electronic Components-Semiconductors		353
Electronic Security Devices - 1.3%
American Science & Engineering	13,700	947
Total Electronic Security Devices		947
Enterprise Software/Services - 0.7%
SYNNEX*	20,100	502
Total Enterprise Software/Services		502
Finance-Auto Loans - 0.9%
AmeriCredit*	49,800	675
Total Finance-Auto Loans		675
Finance-Commercial - 0.3%
CIT Group	113,300	244
Total Finance-Commercial		244
Finance-Consumer Loans - 1.5%
Ocwen Financial*	46,100	598
World Acceptance*	25,800	514
Total Finance-Consumer Loans		1,112
Finance-Investment Banker/Broker - 1.7%
Investment Technology Group*	43,600	889
SWS Group	23,400	327
Total Finance-Investment Banker/Broker		1,216
Financial Guarantee Insurance - 0.6%
Assured Guaranty	36,900	457
Total Financial Guarantee Insurance		457
Food-Miscellaneous/Diversified - 0.5%
Hain Celestial Group*	22,400	350
Total Food-Miscellaneous/Diversified		350
Gas-Distribution - 0.3%
Laclede Group	7,100	235
Total Gas-Distribution		235
Gold Mining - 1.2%
Royal Gold	20,600	859
Total Gold Mining		859
Internet Infrastructure Software - 2.2%
TeleCommunication Systems, Cl A*	119,400	849
TIBCO Software*	104,800	751
Total Internet Infrastructure Software		1,600
Leisure & Recreational Products - 1.6%
WMS Industries*	37,500	1,182
Total Leisure & Recreational Products		1,182
Machinery-General Industry - 0.4%
Manitowoc	60,900	320
Total Machinery-General Industry		320
Medical Information Systems - 1.1%
Computer Programs & Systems	21,300	816
Total Medical Information Systems		816
Medical Instruments - 0.6%
NuVasive*	9,000	401
Total Medical Instruments		401
Medical Products - 1.0%
Hanger Orthopedic Group*	54,800	745
Total Medical Products		745
Medical-Drugs - 0.3%
XenoPort*	10,100	234
Total Medical-Drugs		234
Medical-Hospitals - 1.1%
Health Management Associates, Cl A*	160,000	790
Total Medical-Hospitals		790
Medical-Nursing Homes - 0.3%
Kindred Healthcare*	15,300	189
Total Medical-Nursing Homes		189
Medical-Outpatient/Home Medical - 2.7%
Amedisys*	26,316	869
Amsurg*	51,425	1,103
Total Medical-Outpatient/Home Medical		1,972
Metal Processors & Fabricators - 0.9%
Dynamic Materials	18,000	347
LB Foster, Cl A*	10,810	325
Total Metal Processors & Fabricators		672
Multimedia - 0.3%
EW Scripps, Cl A	86,400	181
Total Multimedia		181
Non-Ferrous Metals - 1.6%
Thompson Creek Metals*	112,000	1,145
Total Non-Ferrous Metals		1,145
Oil & Gas Drilling - 0.6%
Patterson-UTI Energy	32,000	412
Total Oil & Gas Drilling		412
Oil Companies-Exploration & Production - 2.2%
GMX Resources*	75,100	799
McMoRan Exploration*	134,700	803
Total Oil Companies-Exploration & Production		1,602
Oil Refining & Marketing - 1.0%
Holly	40,400	726
Total Oil Refining & Marketing		726
Oil-Field Services - 0.6%
Helix Energy Solutions Group*	38,400	417
Total Oil-Field Services		417
Pharmacy Services - 1.5%
SXC Health Solutions*	41,500	1,055
Total Pharmacy Services		1,055
Property/Casualty Insurance - 3.6%
Navigators Group*	16,300	724
Selective Insurance Group	63,300	808
Tower Group	30,600	758
Zenith National Insurance	13,160	286
Total Property/Casualty Insurance		2,576
Protection-Safety - 1.5%
Brink's Home Security Holdings*	39,400	1,115
Total Protection-Safety		1,115
Reinsurance - 2.5%
Endurance Specialty Holdings	31,595	926
Platinum Underwriters Holdings	31,900	912
Total Reinsurance		1,838
REITs-Diversified - 1.4%
PS Business Parks	20,300	983
Total REITs-Diversified		983
REITs-Health Care - 2.6%
Omega Healthcare Investors	119,000	1,847
Total REITs-Health Care		1,847
REITs-Mortgage - 1.6%
Capstead Mortgage	88,100	1,120
Total REITs-Mortgage		1,120
REITs-Office Property - 0.7%
BioMed Realty Trust	51,665	529
Total REITs-Office Property		529
Retail-Apparel/Shoe - 2.0%
Charlotte Russe Holding*	29,600	381
JOS A Bank Clothiers*	30,900	1,065
Total Retail-Apparel/Shoe		1,446
Retail-Building Products - 0.3%
Lumber Liquidators*	13,700	216
Total Retail-Building Products		216
Retail-Convenience Store - 1.3%
Pantry*	55,975	929
Total Retail-Convenience Store		929
Retail-Mail Order - 0.8%
Williams-Sonoma	49,000	582
Total Retail-Mail Order		582
Retail-Pawn Shops - 3.9%
Cash America International	46,100	1,078
Ezcorp, Cl A*	45,200	487
First Cash Financial Services*	72,700	1,274
Total Retail-Pawn Shops		2,839
Retail-Restaurants - 3.9%
California Pizza Kitchen*	69,500	924
Cracker Barrel Old Country Store	27,300	762
Jack in the Box*	49,500	1,111
Total Retail-Restaurants		2,797
Satellite Telecommunications - 1.6%
GeoEye*	49,300	1,162
Total Satellite Telecommunications		1,162
Semiconductor Components-Integrated Circuits - 0.5%
Sigma Designs*	20,600	330
Total Semiconductor Components-Integrated Circuits		330
Telecommunications Equipment - 2.0%
Comtech Telecommunications*	39,536	1,260
Tekelec*	9,075	153
Total Telecommunications Equipment		1,413
Therapeutics - 0.8%
Questcor Pharmaceuticals*	118,500	593
Total Therapeutics		593
Tobacco - 0.5%
Universal	11,700	387
Total Tobacco		387
Transportation-Equipment & Leasing - 1.6%
GATX	30,300	779
TAL International Group	35,100	383
Total Transportation-Equipment & Leasing		1,162
Transportation-Marine - 0.9%
Excel Maritime Carriers	39,500	266
Gulfmark Offshore*	14,400	397
Total Transportation-Marine		663
Transportation-Services - 1.1%
Bristow Group*	27,600	818
Total Transportation-Services		818
Wireless Equipment - 1.4%
Ceragon Networks*	76,000	504
Novatel Wireless*	54,800	494
Total Wireless Equipment		998
Total Common Stock (Cost $66,250)		69,345
Investment Company - 0.3%
Value-Small Cap - 0.3%
iShares Russell 2000 Value Index Fund	5,100	237
Total Value-Small Cap		237
Total Investment Company (Cost $290)		237
Money Market Fund - 2.7%
Dreyfus Cash Management Fund, Institutional Class, 0.411% (A)	1,951,631	1,952
Total Money Market Fund (Cost $1,952)		1,952
Total Investments - 99.1% (Cost $68,492)†		71,534
Other Assets and Liabilities, Net - 0.9%		653
Total Net Assets - 100.0%		$72,187

* Non-income producing security.
(A) The rate reported represents the 7-day effective yield as of June 30, 2009.

Cl - Class
REITs - Real Estate Investment Trusts

† At June 30, 2009, the approximate tax basis cost of the Fund’s investments was $68,492 (000), and the unrealized appreciation and depreciation were $7,834 (000) and $(4,792) (000), respectively.

Cost figures are shown with "000's" omitted.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2009 in valuing the Fund’s net assets were as follows (000):

Investments	Level 1	Level 2	Level 3
Common Stock	$ 69,345	$ -	$ -
Investment Company	237
Money Market Fund	1,952	-	-
Total Investments	$ 71,534	$ -	$ -

Old Mutual Barrow Hanley Core Bond Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2009 (UNAUDITED)

Description	Face Amount (000)/Shares	Value (000)
Corporate Bond - 42.8%
Alltel 7.000%, 07/01/12	$155	$167
Altria Group 9.700%, 11/10/18	205	235
American Express 8.150%, 03/19/38	110	116
American Express Credit, MTN, 5.875%, 05/02/13	200	199
Ameriprise Financial 5.350%, 11/15/10	305	304
Amgen 6.400%, 02/01/39	230	245
Anadarko Petroleum 7.950%, 06/15/39	70	73
6.950%, 06/15/19	70	71
Anixter 10.000%, 03/15/14	145	144
Archer-Daniels-Midland 6.450%, 01/15/38	95	103
AT&T 5.100%, 09/15/14	385	400
Bank of America 5.750%, 12/01/17	345	307
Bank of New York Mellon 4.950%, 11/01/12	95	100
Bank One 5.900%, 11/15/11	305	319
Bear Stearns 7.250%, 02/01/18	95	100
6.400%, 10/02/17	310	311
Best Buy 6.750%, 07/15/13	190	197
BP Capital Markets 3.125%, 03/10/12	165	168
British Telecommunications 9.125%, 12/15/10	215	228
Cameron International 6.375%, 07/15/18	95	88
Canadian National Railway 5.550%, 03/01/19	70	73
Canadian Natural Resources 6.700%, 07/15/11	130	139
Caterpillar Financial Services, MTN, 4.850%, 12/07/12	135	141
Citigroup 6.125%, 11/21/17	140	123
CME Group 5.400%, 08/01/13	210	221
Columbus Southern Power 5.500%, 03/01/13	235	243
Comcast 5.875%, 02/15/18	90	91
5.300%, 01/15/14	185	191
Computer Sciences 6.500%, 03/15/18	225	230
5.500%, 03/15/13	70	70
ConocoPhillips 5.750%, 02/01/19	125	131
4.600%, 01/15/15	280	288
Costco Wholesale 5.300%, 03/15/12	305	328
Countrywide Home Loans 4.000%, 03/22/11	45	44
Covidien International Finance 5.450%, 10/15/12	105	111
CRH America 6.000%, 09/30/16	215	191
Cricket Communications 9.375%, 11/01/14	140	138
Dell 3.375%, 06/15/12	110	112
Deutsche Telekom International Finance 8.500%, 06/15/10	95	100
DirecTV Holdings/DirecTV Financing 7.625%, 05/15/16	165	160
Dominion Resources 8.875%, 01/15/19	70	83
5.600%, 11/15/16	160	164
Dr Pepper Snapple Group 6.820%, 05/01/18	135	143
Duke Energy Indiana 6.050%, 06/15/16	220	233
Eaton 5.600%, 05/15/18	115	111
E I Du Pont de Nemours 5.875%, 01/15/14	215	233
Energy Transfer Partners LP 9.000%, 04/15/19	95	108
8.500%, 04/15/14	115	129
EQT 8.125%, 06/01/19	70	75
ERP Operating LP 5.125%, 03/15/16	185	170
Express Scripts 6.250%, 06/15/14	95	101
Fannie Mae 5.125%, 01/02/14	235	239
France Telecom 4.375%, 07/08/14	125	126
General Electric Capital 5.875%, 01/14/38	220	174
General Electric Capital, MTN, 4.375%, 03/03/12	225	227
Goldman Sachs Group 6.750%, 10/01/37	95	84
5.950%, 01/18/18	80	78
Goodyear Tire & Rubber 10.500%, 05/15/16	95	96
Hewlett-Packard 6.125%, 03/01/14	180	198
4.250%, 02/24/12	200	209
Home Depot 5.200%, 03/01/11	180	186
Honeywell International 4.250%, 03/01/13	215	223
Hospira 6.050%, 03/30/17	190	186
International Business Machines 7.625%, 10/15/18	200	239
4.750%, 11/29/12	180	193
International Lease Finance, MTN, 5.750%, 06/15/11	180	149
International Paper 7.400%, 06/15/14	110	110
Ipalco Enterprises 144A, 7.250%, 04/01/16	145	138
ITT 4.900%, 05/01/14	315	313
John Deere Capital, MTN, 5.400%, 10/17/11	290	302
Kraft Foods 6.750%, 02/19/14	140	154
6.500%, 08/11/17	135	142
Kroger 7.500%, 01/15/14	100	112
Lorillard Tobacco 8.125%, 06/23/19	115	119
Lowe's 6.650%, 09/15/37	80	87
5.500%, 10/15/35	60	55
Lubrizol 8.875%, 02/01/19	95	110
Marathon Oil 6.000%, 10/01/17	135	137
Masco 6.125%, 10/03/16	125	105
Merrill Lynch 5.450%, 02/05/13	95	92
Merrill Lynch, MTN, 6.875%, 04/25/18	105	97
MetLife 5.375%, 12/15/12	140	143
MidAmerican Energy Holdings 5.875%, 10/01/12	200	213
National Fuel Gas 8.750%, 05/01/19	105	118
New Cingular Wireless Services 8.750%, 03/01/31	160	195
Nisource Finance 10.750%, 03/15/16	95	105
Nokia OYJ 5.375%, 05/15/19	210	212
Novartis Capital 4.125%, 02/10/14	240	247
Pfizer 4.450%, 03/15/12	305	320
Philips Electronics 5.750%, 03/11/18	100	101
PPL Electric Utilities 6.250%, 05/15/39	65	69
Prudential Financial, MTN, 5.100%, 09/20/14	155	146
PSEG Power 7.750%, 04/15/11	55	59
6.950%, 06/01/12	435	468
Qwest 8.875%, 03/15/12	155	156
Rogers Communications 6.800%, 08/15/18	195	209
Safeway 6.250%, 03/15/14	80	86
Sempra Energy 6.500%, 06/01/16	115	120
Simon Property Group LP 5.750%, 12/01/15	115	106
SLM, MTN, 5.375%, 01/15/13	75	63
Southern Power 6.250%, 07/15/12	355	380
Starwood Hotels & Resorts Worldwide 7.875%, 10/15/14	380	357
State Street 4.300%, 05/30/14	110	109
Teck Resources 144A, 10.250%, 05/15/16	205	215
Telecom Italia Capital 6.175%, 06/18/14	180	182
Telefonica Emisiones SAU 4.949%, 01/15/15	190	193
Tesoro 9.750%, 06/01/19	245	242
Time Warner Cable 8.250%, 02/14/14	170	191
5.850%, 05/01/17	215	215
TransCanada Pipelines 7.625%, 01/15/39	200	233
Tyco Electronics Group 6.550%, 10/01/17	210	191
Tyco International Finance 8.500%, 01/15/19	145	161
Tyson Foods 144A, 10.500%, 03/01/14	70	76
Union Electric 6.700%, 02/01/19	120	125
United Technologies 6.125%, 02/01/19	145	160
UnitedHealth Group 5.250%, 03/15/11	340	351
Valero Energy 9.375%, 03/15/19	60	68
6.625%, 06/15/37	75	64
Verizon Wireless Capital 144A, 8.500%, 11/15/18	330	394
Wachovia 5.700%, 08/01/13	80	83
Washington Mutual Finance 6.875%, 05/15/11	125	128
Waste Management 7.375%, 03/11/19	105	113
Westar Energy 6.000%, 07/01/14	70	73
Willis North America 6.200%, 03/28/17	90	80
Wisconsin Electric Power 6.250%, 12/01/15	140	150
Wyeth 5.500%, 02/01/14	335	359
Wynn Las Vegas 6.625%, 12/01/14	100	88
Xcel Energy 5.613%, 04/01/17	377	371
Total Corporate Bond (Cost $21,042)		21,718
U.S. Government Agency Obligations - 30.4%
FNMA
6.500%, 09/01/36	833	890
6.500%, 08/01/37	35	38
6.000%, 11/01/36	182	191
6.000%, 12/01/36	312	327
6.000%, 08/01/37	918	961
6.000%, 11/01/37	729	763
5.500%, 05/01/23	71	75
5.500%, 12/01/35	538	558
5.500%, 01/01/36	423	438
5.500%, 02/01/36	276	286
5.500%, 04/01/36	90	93
5.500%, 11/01/36	441	456
5.500%, 11/01/36	458	473
5.500%, 12/01/36	808	836
5.500%, 08/01/37	358	372
5.500%, 03/01/38	486	502
5.500%, 06/01/38	507	524
5.500%, 12/01/38	749	775
5.000%, 12/01/23	229	237
5.000%, 03/01/24	321	333
5.000%, 03/01/36	412	421
5.000%, 03/01/38	1,285	1,310
5.000%, 04/01/38	105	107
5.000%, 05/01/38	799	815
5.000%, 05/01/38	1,226	1,250
FGLMC
6.000%, 09/01/37	312	326
6.000%, 12/01/37	161	168
5.500%, 01/01/24	230	240
5.500%, 11/01/36	270	279
5.500%, 12/01/36	388	401
5.000%, 04/01/23	409	423
5.000%, 09/01/35	503	514
Total U.S. Government Agency Obligations (Cost$ 14,972)		15,382
U.S. Treasury Obligations - 11.8%
U.S. Treasury Bond 3.500%, 02/15/2039	1,185	1,025
U.S. Treasury Note 3.125%, 05/15/2019	1,950	1,886
2.250%, 05/31/2014	1,140	1,125
1.750%, 03/31/2014	990	958
1.375%, 02/15/2012	985	984
Total U.S. Treasury Obligations (Cost $5,940)		5,978
Mortgage Related - 10.7%
Banc of America Commercial Mortgage, CMBS, Ser 2006-4, Cl A4 5.634%, 07/10/46	505	398
Banc of America Mortgage Securities, CMO, Ser 2005-D, Cl 2A4 (B) 4.792%, 05/25/35	348	326
Bear Stearns Commercial Mortgage Securities, CMBS, Ser 2004-PWR5, Cl A4 4.831%, 07/11/42	485	429
Bear Stearns Commercial Mortgage Securities, CMBS, Ser 2005-T20, Cl A2 (C) 5.127%, 10/12/42	510	498
Bear Stearns Commercial Mortgage Securities, CMBS, Ser 2006-T22, Cl A2 (C) 5.630%, 04/12/38	305	299
Chase Mortgage Finance, CMO, Ser 2006-A1, Cl 4A1 (B) 6.037%, 09/25/36	416	324
Citicorp Mortgage Securities, CMO, Ser 2006-3, Cl 2A1 5.500%, 06/25/21	283	250
Citigroup Commercial Mortgage Trust, CMBS, Ser 2004-C2, Cl A3 4.380%, 10/15/41	475	436
Citigroup/Deutsche Bank Commercial Mortgage Trust, CMBS, Ser 2007-CD5, Cl A4 (C) 5.886%, 11/15/44	690	550
Countrywide Home Loan Mortgage Pass Through Trust, CMO, Ser 2007-18, Cl 1A1 6.000%, 11/25/37	564	381
JP Morgan Chase Commercial Mortgage Securities, CMBS, Ser 2005-LDP1, Cl A2 4.625%, 03/15/46	612	599
JP Morgan Chase Commercial Mortgage Securities, CMBS, Ser 2004-CBX, Cl A4 4.529%, 01/12/37	150	143
JP Morgan Chase Commercial Mortgage Securities, CMBS, Ser 2006-LDP9, Cl A3 5.336%, 05/15/47	230	176
Prime Mortgage Trust, CMO, Ser 2005-2, Cl 1A3 5.250%, 07/25/20	455	453
Wells Fargo Mortgage Backed Securities Trust, CMO, Ser 2006-11, Cl A8 6.000%, 09/25/36	244	187
Total Mortgage Related (Cost $5,864)		5,449
Asset-Backed Securities - 0.6%
Other - 0.6%
John Deere Owner Trust, Ser 2009-A, Cl A3 2.590%, 10/15/13	180	179
John Deere Owner Trust, Ser 2009-A, Cl A4 3.960%, 05/16/16	100	100
Total Other		279
Total Asset-Backed Securities (Cost $280)		279
Money Market Fund - 5.0%
Dreyfus Cash Management Fund, Institutional Class, 0.411% (A)	2,531,779	2,532
Total Money Market Fund (Cost $2,532)		2,532
Total Investments - 101.3% (Cost $50,630)†		51,338
Other Assets and Liabilities, Net - (1.3)%		(672)
Total Net Assets - 100.0%		$50,666
144A - Security exempt from registration under Rule 144A of the securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. On June 30, 2009, the value of these securities amounted to $823 (000), representing 1.6% of the net assets of the Old Mutual Barrow Hanley Core Bond Fund.

(A) The rate reported represents the 7-day effective yield as of June 30, 2009.
(B) Floating Rate Security - The rate reported represents the security's rate as of June 30, 2009
(C) Variable Rate Security - The rate reported on the Schedule of Investments represents the effective yield at the time of purchase.

Cl - Class
CMBS - Commercial Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
FGLMC - Federal Home Loan Mortgage Corporation Gold
FNMA - Federal National Mortgage Association
LP - Limited Partnership
MTN - Medium Term Note
Ser - Series

† At June 30, 2009, the approximate tax basis cost of the Fund’s investments was $50,630 (000), and the unrealized appreciation and depreciation were $1,475 (000) and $(767) (000), respectively.

Cost figures are shown with "000's" omitted.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2009 in valuing the Fund’s net assets were as follows (000):

Investments	Level 1	Level 2	Level 3
Corporate Bonds	$-	$21,718	$-
U.S. Government Agency Obligations	-	15,382	-
U.S. Treasury Obligations	-	5,978	-
Mortgage Related	-	5,449	-
Asset-Backed Securities	-	-	279
Money Market Fund	2,532	-	-
Total Investments	$2,532	$48,527	$279

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used in determining fair value (000).

	Investments
Balance as of March 31, 2009	$-
Realized gain (loss)	-
Change in unrealized appreciation (depreciation)	-
Accrued discounts/premiums	-
Net purchases (sales)	-
Transfers in and/or out of Level 3	279
Balance as of June 30, 2009	$279

The information used in the above reconciliation represents fiscal year to date activity for any investment in securities identified as using  Level 3 inputs at either the beginning or the end of the current reporting period. Transfers in and/or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security where a change in the input level occurred from the beginning to the end of the reporting period.

Old Mutual Cash Reserve Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2009 (UNAUDITED)

Description	Face Amount (000)	Value (000)
U.S. Government Agency Obligations - 65.2%
FHLB (A)
0.590%, 08/11/09	$500	$500
0.588%, 08/19/09	1,275	1,274
0.580%, 08/21/09	500	500
0.580%, 09/09/09	300	300
0.500%, 07/14/09	700	700
0.450%, 07/07/09	450	450
0.410%, 07/10/09	300	300
0.390%, 07/17/09	600	600
0.380%, 10/30/09	650	649
0.350%, 10/16/09	500	499
0.310%, 12/04/09	500	499
FHLMC
0.876%, 02/04/10, MTN (B)	275	275
0.580%, 08/10/09 (A)	2,075	2,074
0.580%, 09/08/09 (A)	700	699
0.560%, 08/17/09 (A)	500	500
0.550%, 07/06/09 (A)	400	400
0.500%, 07/07/09 (A)	400	400
0.494%, 09/15/09	500	506
0.420%, 09/14/09 (A)	1,600	1,598
0.420%, 09/21/09 (A)	500	499
0.420%, 10/05/09 (A)	750	749
0.340%, 11/02/09 (A)	600	599
0.250%, 11/16/09 (A)	500	499
FNMA (A)
0.570%, 08/12/09	1,400	1,399
0.565%, 08/19/09	1,000	999
0.520%, 07/01/09	1,400	1,400
0.520%, 07/15/09	1,500	1,500
0.440%, 09/25/09	400	400
0.430%, 09/09/09	400	400
0.420%, 07/02/09	200	200
0.415%, 10/07/09	400	399
0.375%, 10/14/09	400	400
Total U.S. Government Agency Obligations (Cost $22,166)		22,166
Commercial Paper - 15.0%
Apreco 0.250%, 07/01/09	300	300
Cafco 0.280%, 07/21/09	300	300
Chariot Funding 0.250%, 07/14/09	300	300
Ciesco 0.350%, 08/21/09	300	300
Clipper 0.280%, 07/24/09	300	300
CRC Funding 0.280%, 0729/09	300	300
Falcon 0.270%, 08/07/09	300	300
General Electric Capital 0.170%, 07/14/09	800	800
HSBC Bank 0.250%, 07/28/09	300	300
Jupter Securitization 0.250%, 07/17/09	300	300
Kitty Hawk Funding 0.280%, 07/22/09	300	300
NY Life 0.300%, 07/24/09	400	400
Park Avenue Receivables 0.240%, 07/01/09	300	300
Ranger Funding 0.250%, 07/17/09	300	300
Yorktown Capital 0.250%, 07/01/09	300	300
Total Commercial Paper (Cost $5,100)		5,100
Certificates of Deposit (B) - 9.1%
Bank of America 0.750%, 12/03/09	400	400
BNP Paribas Finance 0.950%, 11/02/09	400	400
Calyon New York 0.971%, 02/26/10	300	299
Calyon 0.830%, 11/10/09	300	300
Canadian Imperial Bank of Commerce 0.885%, 05/26/10	300	300
DNB Bank 0.670%, 12/09/09	300	300
Societe Generale 0.680%, 11/16/09	300	300
Svenska Handelsbanken 0.871%, 06/10/10	200	200
Svenska Holdings 0.800%, 11/12/09	300	300
UBS/Stamford 0.720%, 07/17/09	300	300
Total Certificates of Deposit (Cost $3,099)		3,099
Corporate Bond (B) - 2.7%
Procter & Gamble, MTN, 0.663%, 09/09/09	210	210
Procter & Gamble International Funding 1.224%, 02/08/10, MTN	210	210
0.996%, 05/07/10	120	120
Toyota Motor Credit, MTN, 2.304%, 01/29/10	387	387
Total Corporate Bond (Cost $927)		927
Repurchase Agreement - 8.0%
Deutsche Bank Securities 0.09%, dated 06/30/09, to be repurchased on 07/01/2009, repurchase price $2,700,007 (collateralized by various U.S. Government Obligations ranging from $17,134 - $9,815,758, 7.000%, 09/15/2036 - 09/01/2037, total market value $2,739,620) (C)	2,700	2,700
Repurchase Agreement (Cost $2,700)		2,700
Total Investments - 100.0% (Cost $33,992)†		33,992
Other Assets and Liabilities, Net - 0.0%		5
Total Net Assets - 100.0%		$33,997
(A) Discount Note - the rate reported on the Schedule of Investments represents the effective yield at the time of purchase.
(B) Floating Rate Security - The rate reported represents the security's rate as of June 30, 2009.
(C) Tri-party repurchase agreement.

FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortgage Association
FHLB - Federal Home Loan Bank
MTN - Medium Term Note

Cost figures are shown with "000's" omitted

† For federal tax purposes, the Fund's approximate tax cost basis is equal to book cost.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2009 in valuing the Fund’s net assets were as follows (000):

Investments	Level 1	Level 2	Level 3
U.S. Government Agency Obligations	$ -	$ 22,166	$ -
Commercial Paper	-	5,100	-
Certificates of Deposit	-	3,099	-
Corporate Bond	-	927	-
Repurchase Agreement		2,700
Total Investments	$ -	$ 33,992	$ -

Old Mutual Dwight High Yield Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2009 (UNAUDITED)

Description	Face Amount (000)/Shares	Value (000)
Corporate Bond - 92.3%
Alliance One International 11.000%, 05/15/12	$300	$314
American Capital 8.600%, 08/01/12	100	60
Aramark 8.500%, 02/01/15	300	291
4.528%, 02/01/15 (B)	173	141
Belo 6.750%, 05/30/13	400	318
BWAY 144A, 10.000%, 04/15/14	250	249
Cascades 7.250%, 02/15/13	500	436
Case 7.250%, 01/15/16	410	370
Cenveo 144A, 10.500%, 08/15/16	400	300
Chattem 7.000%, 03/01/14	500	478
Chesapeake Energy 6.375%, 06/15/15	308	274
Coleman Cable 9.875%, 10/01/12	386	311
Constellation Brands 8.125%, 01/15/12	500	500
Con-way 7.250%, 01/15/18	125	106
6.700%, 05/01/34	275	179
Denbury Resources 7.500%, 12/15/15	300	285
DirecTV Holdings LLC/DirecTV Financing 7.625%, 05/15/16	400	389
E*Trade Financial 7.875%, 12/01/15	261	206
El Pollo Loco 144A, 11.750%, 12/01/12	125	128
Evraz Group 144A, 9.500%, 04/24/18	240	185
Ford Motor Credit 7.250%, 10/25/11	700	605
Frontier Communications 9.000%, 08/15/31	367	303
General Cable 1.000%, 10/15/12	300	236
GMAC 144A, 7.000%, 02/01/12	153	130
Goodyear Tire & Rubber 10.500%, 05/15/16	500	505
Interface 9.500%, 02/01/14	125	115
Interface 144A, 11.375%, 11/01/13	125	129
International Lease Finance 5.000%, 04/15/10	500	458
Interpublic Group 144A, 10.000%, 07/15/17	600	605
JBS USA LLC/JBS USA Finance 144A, 11.625%, 05/01/14	284	268
Kansas City 9.375%, 05/01/12	75	71
Kansas City Southern Railway 8.000%, 06/01/15	125	116
Landry's Restaurants 144A, 14.000%, 08/15/11	350	333
Ltd Brands 144A, 8.500%, 06/15/19	600	575
Macy's Retail Holdings 8.875%, 07/15/15	125	121
5.350%, 03/15/12	400	364
Mashantucket Western Pequot Tribe 144A, 8.500%, 11/15/15	700	350
MGM Mirage 6.625%, 07/15/15	80	52
5.875%, 02/27/14	90	58
Peabody Energy 5.875%, 04/15/16	425	374
PNC Preferred Funding Trust I 144A, 8.700%, 02/28/2049 (C)	500	410
Provident 7.250%, 03/15/28	367	247
Qwest Communications International 7.500%, 02/15/14	300	274
3.500%, 11/15/25	100	99
Royal Caribbean Cruises 7.000%, 06/15/13	500	437
RSC Equipment Rental 144A, 10.000%, 07/15/17	300	292
Smithfield Foods 8.000%, 10/15/09	500	500
Smithfield Foods 144A, 10.000%, 07/15/14	300	296
Stater Brothers Holdings 8.125%, 06/15/12	250	246
Steel Dynamics 6.750%, 04/01/15	150	134
Sun Media 7.625%, 02/15/13	320	210
SUPERVALU 8.000%, 05/01/16	400	388
Syniverse Technologies 7.750%, 08/15/13	375	353
Teck Resources 144A 10.750%, 05/15/19	400	430
Terex 10.875%, 06/01/16	250	250
Toys R US 7.875%, 04/15/13	80	67
True Temper Sports 8.375%, 09/15/11(D)(E)	325	3
United Air Lines 12.750%, 07/15/12	315	293
Valassis Communication 8.250%, 03/01/15	527	380
Xerox Capital Trust I 8.000%, 02/01/27	525	399
Total Corporate Bond (Cost $17,517)		16,996
Asset-Backed Securities - 1.7%
Home Equity - 0.6%
Residential Funding Mortgage Securities II, Ser 2005-HI3, Cl A2 5.090%, 09/25/35	24	23
Residential Funding Mortgage Securities II, Ser 2006-HSA2, Cl AI2 (C) 5.500%, 03/25/36	102	82
Total Home Equity		105
Other - 1.1%
Countrywide Asset-Backed Certificates, Ser 2003-2, Cl M2 (B) 2.789%, 03/26/33	245	61
Superior Wholesale Inventory Financing Trust, Ser 2004-A10, Cl A (B) 0.419%, 09/15/11	20	19
Textainer Marine Containers 144A, Ser 2005-1A, Cl A (B) 0.569%, 05/15/20	178	128
Total Other		208
Total Asset-Backed Securities (Cost $504)		313
Mortgage Related - 1.4%
Deutsche ALT-A Securities Inc Alternate Loan Trust, CMO, Ser 2007-RMP1, Cl A1B (B) 0.434%, 12/25/36	164	160
Granite Master Issuer, CMO, Ser 2007-1, Cl 2A1 (B) 0.385%, 12/20/54	138	96
Total Mortgage Related (Cost $279)		256
Money Market Fund - 11.6%
Dreyfus Cash Management Fund, Institutional Class, 0.411% (A)	2,131,519	2,132
Total Money Market Fund (Cost $2,132)		2,132
Total Investments - 107.0% (Cost $20,432)†		19,697
Other Assets and Liabilities, Net - (7.0)%		(1,283)
Total Net Assets - 100.0%		$18,414

144A - Security exempt from registration under Rule 144A of the securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. On June 30, 2009, the value of these securities amounted to $4,808 (000), representing 26.1% of the net assets of the Old Mutual Dwight High Yield Fund.

(A) The rate reported represents the 7-day effective yield as of June 30, 2009.
(B) Floating Rate Security - The rate reported represents the security's rate as of June 30, 2009
(C) Variable Rate Security - The rate reported on the Schedule of Investments represents the effective yield at the time of purchase.
(D) Security is in default. Issuer has failed to make a timely payment of either principal or interest or has failed to comply with some provision of the bond indenture
(E) Security deemed to be illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. As of June 30, 2009, the value of these securities amounted to $3 (000), representing 0.0% of the net assets of the Old Mutual Dwight High Yield Fund.

Cl - Class
CMO - Collateralized Mortgage Obligation
Ser - Series

† At June 30, 2009, the approximate tax basis cost of the Fund’s investments was $20,432 (000), and the unrealized appreciation and depreciation were $733 (000) and $(1,468) (000), respectively.

Cost figures are shown with "000's" omitted.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2009 in valuing the Fund’s net assets were as follows (000):

Investments	Level 1	Level 2	Level 3
Corporate Bonds	$-	$16,703	$293
Asset-Backed Securities	-	313	-
Mortgage Related	-	256	-
Money Market Fund	2,132	-	-
Total Investments	$2,132	$17,272	$293

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used in determining fair value (000).

	Investment
Balance as of March 31, 2009	$187
Realized gain (loss)	58
Change in unrealized appreciation (depreciation)	4
Accrued discounts/premiums	2
Net purchases (sales)	(251)
Transfers in and/or out of Level 3	293
Balance as of June 30, 2009	$293

The information used in the above reconciliation represents fiscal year to date activity for any investment in securities identified as using Level 3 inputs at either the beginning or the end of the current reporting period. Transfers in and/or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security where a change in the input level occurred from the beginning to the end of the reporting period.

Old Mutual Dwight Intermediate Fixed Income Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2009 (UNAUDITED)

Description	Face Amount (000)/Shares	Value (000)
Mortgage Related - 9.6%
Adjustable Rate Mortgage Trust, CMO, Ser 2004-4, Cl 3A1 (C) 4.710%, 03/25/35	$11	$8
Banc of America Commercial Mortgage, CMBS, Ser 2001-PB1, Cl A2 (G) 5.787%, 05/11/35	448	455
Banc of America Commercial Mortgage, CMBS, Ser 2005-6, Cl A4 (C)(G) 5.351%, 09/10/47	1,000	869
Banc of America Commercial Mortgage, CMBS, Ser 2004-5, Cl A4 (C) 4.936%, 11/10/41	746	643
Banc of America Commercial Mortgage, CMBS, Ser 2001-1, Cl A2 6.503%, 04/15/36	436	443
Banc of America Commercial Mortgage, CMBS, Ser 2006-5, Cl A1 (G) 5.185%, 09/10/47	1,307	1,319
Crusade Global Trust, CMO, Ser 2003-2, Cl A (B)(G) 0.803%, 09/18/34	37	35
CS First Boston Mortgage Securities, CMBS, Ser 1997-C2, Cl D 7.270%, 01/17/35	262	266
DLJ Commercial Mortgage, CMBS, Ser 2000-CF1, Cl A4 (C)(G) 8.020%, 06/10/33	50	49
FHLMC Multifamily Structured Pass Through Certificates, CMBS, K001, Cl A3 (C)(G) 5.469%, 01/25/12	29	31
GMAC Commercial Mortgage Securities, CMBS, Ser 2003-C2, Cl A1 4.576%, 05/10/40	895	888
GS Mortgage Securities Corp II, CMBS, Ser 2004-GG2, Cl A4 4.964%, 08/10/38	555	518
JP Morgan Chase Commercial Mortgage Securities, CMBS, Ser 2001-CIB2, Cl D (C)(G) 6.847%, 04/15/35	150	150
JP Morgan Chase Commercial Mortgage Securities, CMBS, Ser 2004-C2, Cl A1 4.278%, 05/15/41	85	85
JP Morgan Chase Commercial Mortgage Securities, CMBS, Ser 2004-CB9, Cl A1 (C)(G) 3.475%, 06/12/41	6	6
JP Morgan Chase Commercial Mortgage Securities, CMBS, Ser 2005-CB13, Cl A1 (G) 3.635%, 01/12/43	12	12
LB-UBS Commercial Mortgage Trust, CMBS, Ser 2001-C2, Cl A2 (G) 6.653%, 11/15/27	80	82
LB-UBS Commercial Mortgage Trust, CMBS, Ser 2005-C7, Cl AM (C) 5.263%, 11/15/40	1,000	627
Merrill Lynch Mortgage Trust, CMBS, Ser 2004-BPC1, Cl AJ (C) 4.922%, 10/12/41	100	56
Merrill Lynch/Countrywide Commercial Mortgage Trust, CMBS, Ser 2006-4, Cl A1 (C)(G) 3.642%, 12/12/49	45	44
MLCC Mortgage Investors, CMO, Ser 2005-A, Cl A1 (B)(G) 0.544%, 03/25/30	14	10
Morgan Stanley Capital I, CMBS, Ser 2005-HQ7, Cl A1 (G) 3.864%, 11/14/42	15	15
Morgan Stanley Dean Witter Capital I, CMBS, Ser 2001-TOP3, Cl A4 6.390%, 07/15/33	890	904
Morgan Stanley Dean Witter Capital I, CMBS, Ser 2002-HQ, Cl A3 (G) 6.510%, 04/15/34	56	57
PNC Mortgage Acceptance, CMBS, Ser 2001-C1, Cl A2 (G) 6.360%, 03/12/34	725	741
Protective Finance 144A, CMBS, Ser 2007-PLA, Cl A1 5.325%, 03/14/38	915	927
Wachovia Bank Commercial Mortgage Trust, CMBS, Ser 2005-C20, Cl AMFX (C)(G) 5.179%, 07/15/42	80	50
Total Mortgage Related (Cost $9,976)		9,290
U.S. Treasury Obligations - 15.8%
U.S. Treasury Inflation Indexed Bond (E)
2.375%, 01/15/25	260	302
2.000%, 01/15/14	520	614
2.000%, 07/15/14	520	602
U.S. Treasury Bond
4.250%, 05/15/39	1,300	1,287
U.S. Treasury Notes
3.375%, 07/31/13	1,800	1,886
3.125%, 05/15/19	1,554	1,503
2.750%, 02/15/19	2,463	2,307
2.625%, 06/30/14	3,648	3,659
2.000%, 11/30/13	5	5
1.875%, 04/30/14	137	133
1.750%, 11/15/11	50	51
1.375%, 05/15/12	53	53
1.125%, 06/30/11	2,000	2,000
0.875%, 04/30/11	800	798
Total U.S. Treasury Obligations (Cost $15,126)		15,200
U.S. Government Agency Obligations - 36.3%
FNMA
6.500%, 11/01/36	931	994
6.010%, 10/01/36 (B)	50	53
6.000%, 02/01/23	67	71
6.000%, 11/01/35	266	279
6.000%, 06/01/36	2,389	2,506
6.000%, 11/01/36	81	85
6.000%, 01/01/37	59	62
6.000%, 09/01/37	108	113
6.000%, 10/01/37 (F)	138	144
6.000%, 02/01/37	94	98
6.000%, 04/01/39	3,249	3,404
5.500%, 03/01/20	108	113
5.500%, 04/01/21	66	69
5.500%, 11/01/21	81	85
5.500%, 02/01/24	109	114
5.500%, 06/01/33	214	222
5.500%, 10/01/35	488	505
5.500%, 01/01/36	4,485	4,647
5.500%, 07/01/36	153	158
5.500%, 01/01/37	526	545
5.500%, 08/01/37	76	79
5.500%, 08/01/37	18	18
5.500%, 08/01/37	526	545
5.500%, 08/01/37	3,751	3,887
5.000%, 03/01/20	62	64
5.000%, 09/01/35	693	708
5.000%, 11/01/35	784	801
5.000%, 02/01/36	2,090	2,136
5.000%, 02/01/38	2,233	2,281
4.500%, 02/01/35 (G)	850	851
FNMA TBA
5.500%, 07/15/34	1,800	1,858
5.000%, 07/18/21	100	103
FHLMC Gold
5.500%, 09/01/17	61	64
5.500%, 02/01/21	253	265
5.500%, 02/01/21	35	36
5.500%, 05/01/21	80	84
5.500%, 06/01/22	3	3
5.500%, 08/01/37	126	131
5.500%, 12/01/37 (G)	401	415
5.500%, 01/01/38	174	181
5.500%, 04/01/38 (G)	1,314	1,359
5.500%, 09/01/38	137	142
5.000%, 11/01/21	21	22
5.000%, 12/01/34	311	318
5.000%, 12/01/35 (G)	333	340
4.500%, 05/01/23 (G)	1,157	1,182
4.500%, 05/01/23 (G)	2,778	2,837
GNMA
6.500%, 09/20/38	72	76
Total U.S. Government Agency Obligations (Cost $34,653)		35,053
Corporate Bond - 24.9%
Alliance One International 11.000%, 05/15/12	229	239
Allied Waste North America 7.875%, 04/15/13	1,000	1,020
Anheuser-Busch InBev Worldwide 144A, 7.750%, 01/15/19	640	700
ArcelorMittal 9.000%, 02/15/15	700	738
AT&T 5.800%, 02/15/19	750	761
Bank of America, MTN, 7.375%, 05/15/14	214	221
Belo 6.750%, 05/30/13	143	114
BP Capital Markets 3.125%, 03/10/12	247	252
Capital One Financial, MTN, 0.930%, 09/10/09 (B)	132	132
Carnival 0.500%, 04/29/33 (D)	368	240
Cascades 7.250%, 02/15/13	161	140
Case 7.250%, 01/15/16	230	207
7.125%, 03/01/14	25	23
Citigroup 5.850%, 07/02/13	400	378
Con-way 7.250%, 01/15/18	48	41
6.700%, 05/01/34	182	119
D.R. Horton 9.750%, 09/15/10	60	61
4.875%, 01/15/10	119	119
Denbury Resources 9.750%, 03/01/16	186	191
Diamond Offshore Drilling 5.875%, 05/01/19	101	103
DP World Sukuk 144A 6.250%, 07/02/17	560	461
Embarq 7.082%, 06/01/16	560	547
Enterprise Products Operating 9.750%, 01/31/14	280	322
EvrazSecurities 10.875%, 08/03/09	200	201
Express Scripts 6.250%, 06/15/14	125	132
Fiserv 6.800%, 11/20/17	725	733
Freeport-McMoRan Copper & Gold 8.375%, 04/01/17	109	110
General Cable 1.000%, 10/15/12	264	207
General Electric Capital, MTN, 5.720%, 08/22/11	305	308
Goldman Sachs Group, MTN, 6.000%, 05/01/14	264	276
Goodyear Tire & Rubber 10.500%, 05/15/16	405	409
Halliburton 6.150%, 09/15/19	171	185
Husky Energy 5.900%, 06/15/14	450	471
Illinois Tool Works 144A, 6.250%, 04/01/19	180	195
Ingersoll-Rand Global Holding 9.500%, 04/15/14	95	104
Interface 9.500%, 02/01/14	169	155
Interface 144A, 11.375%, 11/01/13	190	197
JBS USA LLC/JBS USA Finance 144A, 11.625%, 05/01/14	257	243
JC Penney 9.000%, 08/01/12	25	25
John Deere Capital, MTN, 5.250%, 10/01/12	225	238
JPMorgan Chase 6.300%, 04/23/19	388	390
Kansas City Southern 9.375%, 05/01/12	99	94
Levi Strauss 9.750%, 01/15/15	62	61
Ltd Brands 144A, 8.500%, 06/15/19	220	211
Marshall & Ilsley Bank 5.150%, 02/22/12	585	516
Macy's Retail Holdings 8.875%, 07/15/15	241	233
5.350%, 03/15/12	46	42
Manufacturers & Traders Trust 6.625%, 12/04/17	225	214
Morgan Stanley 6.000%, 05/13/14	317	321
Natixis 144A, 10.000%, 04/29/49 (C)	450	270
Nexen 5.050%, 11/20/13	251	253
Pacificorp 5.500%, 01/15/19	105	111
Pfizer 6.200%, 03/15/19	325	355
Philip Morris International 6.875%, 03/17/14	805	908
PNC Bank 6.000%, 12/07/17	565	523
Progress Energy 7.050%, 03/15/19	105	117
Qwest Communications International 3.500%, 11/15/25	247	243
Regions Bank/Birmingham 7.500%, 05/15/18	250	220
Rio Tinto Finance USA 8.950%, 05/01/14	700	778
Royal Caribbean Cruises 7.000%, 06/15/13	185	162
6.875%, 12/01/13	123	103
Sempra Energy 6.500%, 06/01/16	145	151
Steel Dynamics 6.750%, 04/01/15	272	242
Suncor Energy 6.100%, 06/01/18	181	182
SunTrust Bank 7.250%, 03/15/18	548	539
Teck Resources 144A, 10.750%, 05/15/19	117	126
10.250%, 05/15/16	25	26
9.750%, 05/15/14	50	52
Tengizchevroil Finance SARL 144A, 6.124%, 11/15/14	432	389
Terex 10.875%, 06/01/16	284	284
Textron Financial 5.125%, 11/01/10	227	212
Textron Financial, MTN, 4.600%, 05/03/10	72	69
United Air Lines 12.750%, 07/15/12	515	479
Valassis Communication 8.250%, 03/01/15	20	14
Verizon Wireless Capital 144A, 5.550%, 02/01/14	375	398
3.750%, 05/20/11	350	357
Virginia Electric and Power 5.000%, 06/30/19	475	479
Waste Management 6.375%, 03/11/15	90	93
WEA Finance 144A, 7.125%, 04/15/18	575	534
Wells Fargo 4.375%, 01/31/13	407	411
WPP Finance UK 8.000%, 09/15/14	500	508
WR Berkley 5.600%, 05/15/15	50	44
Xcel Energy 5.613%, 04/01/17	293	288
Xerox 8.250%, 05/15/14	620	645
Xstrata Finance Canada 144A, 5.500%, 11/16/11	55	54
Total Corporate Bond (Cost $23,590)		24,019
Asset-Backed Securities - 11.0%
Automobile - 4.4%
Honda Auto Receivables Owner Trust, Ser 2009-2, Cl A3 (G) 2.790%, 01/15/13	1,000	1,005
Nissan Auto Receivables Owner Trust, Ser 2008-B, Cl A3 4.460%, 04/16/12	1,070	1,100
USAA Auto Owner Trust, Ser 2008-1, Cl A3 (G) 4.160%, 04/16/12	1,125	1,147
Volkswagen Auto Loan Enhanced Trust, Ser 2008-1, Cl A3 4.500%, 07/20/12	1,000	1,027
Total Automobile		4,279
Credit Card - 4.7%
American Express Credit Account Master Trust, Ser 2007-3, Cl A (B) 0.319%, 10/15/12	1,000	995
American Express Credit Account Master Trust, Ser 2007-6, Cl A (B) 0.319%, 01/15/13	733	727
BA Credit Card Trust, Ser 2006-A16, Cl A16 (G) 4.720%, 05/15/13	1,000	1,034
Capital One Multi-Asset Execution Trust, Ser 2009-A2, Cl A2 3.200%, 04/15/14	1,025	1,028
Chase Issuance Trust, Ser 2005-A7, Cl A7 4.550%, 03/15/13	750	775
Total Credit Card		4,559
Home Equity Loans - 0.6%
CIT Group Home Equity Loan Trust, Ser 2002-1, Cl AF5 (D)(G) 6.710%, 02/25/33	4	1
Equivantage Home Equity Loan Trust, Ser 1996-3, Cl A3 (G) 7.700%, 09/25/27	7	6
HFC Home Equity Loan Asset Backed Certificates, Ser 2006-2, Cl A1 (B)(G) 0.465%, 03/20/36	77	54
Renaissance Home Equity Loan Trust, Ser 2007-1, Cl AF2 (D) 5.512%, 04/25/37	65	26
Renaissance Home Equity Loan Trust, Ser 2007-3, Cl AF2 (D) 6.998%, 09/25/37	145	101
Residential Asset Securities, Ser 2001-KS3, Cl AI6 (C)(G) 5.960%, 09/25/31	22	17
Soundview Home Equity Loan Trust, Ser 2006-OPT3, Cl 2A2 (B)(G) 0.424%, 06/25/36	26	24
Terwin Mortgage Trust, Ser 2005-14HE, Cl AF2 (D)(G) 4.849%, 08/25/36	110	83
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI3 (C) 3.970%, 05/25/34	312	300
Total Home Equity Loans		612
Other - 1.3%
Aircraft Certificate Owner Trust 144A, Ser 2003-1A, Cl D 6.455%, 09/20/22	44	41
Countrywide Asset-Backed Certificates, Ser 2003-5, Cl MF2 (C) 5.959%, 11/25/33	42	18
Countrywide Asset-Backed Certificates, Ser 2003-2, Cl M2 (B)(G) 2.789%, 03/26/33	13	3
Countrywide Asset-Backed Certificates, Ser 2005-7, Cl AF6 (C) 4.693%, 10/25/35	36	23
Fannie Mae Whole Loan, Ser 2002-W11, Cl AF5 (D) 5.478%, 11/25/32	11	10
Oil and Gas Royalty Trust 144A, Ser 2005-1A, Cl A 5.090%, 07/28/12	174	178
Peco Energy Transition Trust, Ser 2001-A, Cl A1 6.520%, 12/31/10	460	480
People's Financial Realty Mortgage Securities Trust, Ser 2006-1, Cl 1A1 (B)(G) 0.384%, 09/25/36	5	5
TXU Electric Delivery Transition Bond, Ser 2004-1, Cl A2 4.810%, 11/17/14	425	444
Total Other		1,202
Total Asset-Backed Securities (Cost $10,709)		10,652
Money Market Fund - 8.8%
Dreyfus Cash Management Fund, Institutional Class, 0.411% (A)	8,477,208	8,477
Total Money Market Fund (Cost $8,477)		8,477
Total Investments - 106.4% (Cost $102,531)†		102,691
Other Assets and Liabilities, Net - (6.4)%		(6,164)
Total Net Assets - 100.0%		$96,527

144A - Security exempt from registration under Rule 144A of the securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. On June 30, 2009, the value of these securities amounted to $5,359 (000), representing 5.6% of the net assets of the Old Mutual Dwight Intermediate Fixed Income Fund.

(A) The rate reported represents the 7-day effective yield as of June 30, 2009.
(B) Floating Rate Security - The rate reported represents the security's rate as of June 30, 2009
(C) Variable Rate Security - The rate reported on the Schedule of Investments represents the effective yield at the time of purchase.
(D) The rate shown reflects the coupon rate after the step date.
(E) Inflation-Indexed Bond - The principal amount of this security is adjusted for inflation.
(F) Interest Only
(G) All or a portion of this security is held as cover for TBAs.

Cl - Class
CMBS - Commercial Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortage Association
GNMA - Government National Mortgage Association
MTN - Medium Term Note
Ser - Series
TBA - Security traded under delayed delivery commitments settling after June 30, 2009. Income on this security will not be earned until the settlement date

† At June 30, 2009, the approximate tax basis cost of the Fund’s investments was $102,531 (000), and the unrealized appreciation and depreciation were $1,719 (000) and $(1,559) (000), respectively.

Cost figures are shown with "000's" omitted.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2009 in valuing the Fund’s net assets were as follows (000):

Investments	Level 1	Level 2	Level 3
Mortgage Related	$-	$8,328	$962
U.S. Treasury Obligations	-	15,200	-
U.S. Government Agency Obligations	-	35,053	-
Corporate Bonds	-	23,540	479
Asset-Backed Securities	-	8,951	1,701
Money Market Fund	8,477	-	-
Total Investments	$8,477	$91,072	$3,142

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used in determining fair value (000).

	Investments
Balance as of March 31, 2009	$1,667
Realized gain (loss)	1
Change in unrealized appreciation (depreciation)	30
Accrued discounts/premiums	-
Net purchases (sales)	(72)
Transfers in and/or out of Level 3	1,516
Balance as of June 30, 2009	$3,142

The information used in the above reconciliation represents fiscal year to date activity for any investment in securities identified as using Level 3 inputs at either the beginning or the end of the current reporting period. Transfers in and/or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security where a change in the input level occurred from the beginning to the end of the reporting period.

Old Mutual Dwight Short Term Fixed Income Fund
SCHEDULE OF INVESTMENTS
AS OF JUNE 30, 2009 (UNAUDITED)

Description	Face Amount (000)/Shares	Value (000)
Mortgage Related - 25.8%
Banc of America Commercial Mortgage, CMBS, Ser 2001-PB1, Cl A2 5.787%, 05/11/35	$1,345	$1,365
Banc of America Commercial Mortgage, CMBS, Ser 2004-4, Cl A3 4.128%, 07/10/42	1,814	1,809
Bear Stearns Commercial Mortgage Securities, CMBS, Ser 2000-WF2, Cl B (C) 7.460%, 10/15/32	1,500	1,329
Bear Stearns Commercial Mortgage Securities, CMBS, Ser 2001-TOP4, Cl A1 5.060%, 11/15/16	536	541
Bear Stearns Commercial Mortgage Securities, CMBS, Ser 2002-PBW1, Cl A1 (C) 3.970%, 11/11/35	810	804
Chase Commercial Mortgage Securities, CMBS, Ser 1999-2, Cl B (C) 7.343%, 01/15/32	1,750	1,743
Citigroup Commercial Mortgage Trust 144A, CMBS, Ser 2005-EMG, Cl A2 4.221%, 09/20/51	1,215	1,209
Countrywide Home Loan Mortgage Pass Through Trust, CMO, Ser 2004-13, Cl 2A17 (F) 5.750%, 08/25/34	1,260	1,266
CS First Boston Mortgage Securities, CMBS, Ser 1997-C2, Cl D 7.270%, 01/17/35	746	756
CS First Boston Mortgage Securities, CMBS, Ser 1999-C1, Cl A2 7.290%, 09/15/41	559	560
Diversified REIT Trust 144A, CMBS, Ser 2000-1A, Cl C 6.971%, 03/08/10	2,440	2,437
FNMA REMICS, CMO, Ser 2006-63, Cl QB 5.500%, 09/25/27	917	946
FNMA REMICS, CMO, Ser 2008-16, Cl A 5.500%, 12/25/28	1,935	1,996
FHLMC REMICS, CMO, 2868, Cl BE 4.250%, 08/15/24	1,794	1,842
FHLMC REMICS, CMO, 2989, Cl TE 5.000%, 12/15/22	1,983	2,044
Greenwich Capital Commercial Funding, CMBS, Ser 2005-GG3, Cl A2 4.305%, 08/10/42	2,346	2,290
GSR Mortgage Loan Trust, CMO, Ser 2005-AR3, Cl 3A2 (C)(F)(G) 4.364%, 05/25/35	1,405	217
JP Morgan Chase Commercial Mortgage Securities , CMBS, Ser 2005-LDP1, Cl A2 4.625%, 03/15/46	1,493	1,462
JP Morgan Chase Commercial Mortgage Securities, CMBS, Ser 2005-LDP5, Cl A1 5.035%, 12/15/44	4,945	4,980
JP Morgan Chase Commercial Mortgage Securities, CMBS, Ser 2006-CB14, Cl A1 3.845%, 12/12/44	807	805
LB-UBS Commercial Mortgage Trust, CMBS, Ser 2003-C8, Cl A2 4.207%, 11/15/27	522	518
LB-UBS Commercial Mortgage Trust, CMBS, Ser 2005-C7, Cl A2 5.103%, 11/15/30	3,501	3,412
Lehman Brothers Floating Rate Commercial Mortgage Trust 144A, CMBS, Ser 2006-LLFA, Cl A1 (B)(F) 0.399%, 09/15/21	2,481	2,194
Merrill Lynch/Countrywide Commercial Mortgage Trust, CMBS, Ser 2006-2, Cl A1 (C) 5.773%, 06/12/46	811	819
Merrill Lynch/Countrywide Commercial Mortgage Trust, CMBS, Ser 2007-9, Cl A1 4.277%, 09/12/49	2,419	2,403
MLCC Mortgage Investors, CMO, Ser 2004-1, Cl 1A (C)(F) 4.556%, 12/25/34	1,162	1,014
Morgan Stanley Capital I, CMBS, Ser 2003-IQ5, Cl A3 4.710%, 04/15/38	88	88
Morgan Stanley Capital I, CMBS, Ser 2004-HQ3, Cl A2 4.050%, 01/13/41	2,268	2,295
Morgan Stanley Capital I, CMBS, Ser 2005-T19, Cl A1 4.478%, 06/12/47	897	899
Protective Finance 144A, CMBS, Ser 2007-PLA, Cl A1 5.325%, 03/14/38	1,028	1,042
Prudential Commercial Mortgage Trust, CMBS, Ser 2003-PWR1, Cl A1 3.669%, 02/11/36	691	681
Residential Funding Mortgage Securities I, CMO, Ser 2004-S6, Cl 1A4 5.500%, 06/25/34	540	539
Sequoia Mortgage Trust, CMO, Ser 2004-12, Cl A1 (B)(F) 0.585%, 01/20/35	1,014	564
Structured Asset Securities, CMO, Ser 2002-21A, Cl 4A1 (C) 5.150%, 11/25/32	1,755	1,532
Wells Fargo Mortgage Backed Securities Trust, CMO, Ser 2002-18, Cl 2A4 (F) 6.000%, 12/25/32	512	513
Wells Fargo Mortgage Backed Securities Trust, CMO, Ser 2005-AR3, Cl 2A1 (C)(F) 3.876%, 03/25/35	2,405	2,041
Total Mortgage Related (Cost $53,226)		50,955
Corporate Bond - 24.8%
Alabama Power 4.850%, 12/15/12	1,800	1,907
Andrew W Mellon Foundation 3.950%, 08/01/14	2,500	2,533
Bank of America 5.375%, 08/15/11	1,350	1,380
Bank One 7.875%, 08/01/10	3,000	3,145
BP Capital Markets 3.125%, 03/10/12	500	510
Citigroup 2.875%, 12/09/11	1,100	1,132
European Investment Bank 3.000%, 04/08/14	2,200	2,189
General Electric Capital 4.125%, 09/01/09 (F)	5,000	5,028
Goldman Sachs Group 3.250%, 06/15/12	2,000	2,070
Hewlett-Packard 2.950%, 08/15/12	1,800	1,813
HSBC USA 3.125%, 12/16/11	1,100	1,139
International Bank for Reconstruction & Development 0.821%, 03/04/11 (B)	2,000	1,998
KFW 3.500%, 03/10/14	2,450	2,496
KFW, MTN, 0.931%, 03/02/11 (B)	2,000	1,999
Marshall & Ilsley 5.626%, 08/17/09	2,500	2,492
Morgan Stanley 2.900%, 12/01/10	2,000	2,056
Pfizer 4.450%, 03/15/12	1,800	1,889
PNC Funding 2.300%, 06/22/12	1,500	1,512
Principal Life Income Funding Trusts 5.150%, 06/17/11	2,500	2,514
Roche Holdings 144A, 4.500%, 03/01/12	1,800	1,892
SBC Communications Capital, MTN, 7.000%, 10/01/12	5,000	5,064
Westfield Capital Corp Ltd / WT Finance Aust / WEA Finance 144A, 4.375%, 11/15/10	2,410	2,359
Total Corporate Bond (Cost $48,546)		49,117
U.S. Treasury Obligations - 18.6%
U.S. Treasury Inflation Indexed Bond 2.375%, 04/15/11 (E)	3,300	3,651
U.S. Treasury Notes
2.625%, 06/30/14	8,500	8,527
2.625%, 02/29/16	2,000	1,941
2.375%, 03/31/16	3,000	2,859
1.875%, 02/28/14	3,116	3,035
1.875%, 04/30/14	3,000	2,911
1.375%, 05/15/12	290	288
1.125%, 06/30/11	9,500	9,501
0.875%, 04/30/11	4,150	4,138
Total U.S. Treasury Obligations (Cost $37,189)		36,851
U.S. Government Agency Obligations - 15.8%
FNMA
6.000%, 11/01/17	1,929	2,052
6.000%, 07/01/36	5,398	5,654
5.500%, 03/15/11 (F)	2,400	2,580
5.500%, 08/01/17	1,716	1,811
5.500%, 08/01/22	5,257	5,509
2.750%, 03/13/14	2,000	1,996
FNMA TBA
6.000%, 07/01/37	600	627
5.000%, 07/18/21	5,200	5,380
FHLMC
3.250%, 07/16/10 (F)	1,750	1,799
2.125%, 03/23/12 (F)	2,000	2,018
1.750%, 06/15/12	1,800	1,793
Total U.S. Government Agency Obligations (Cost $30,813)		31,219
Asset-Backed Securities - 12.1%
Automobile - 4.2%
Huntington Auto Trust 144A, Ser 2008-1A, Cl A3A 4.810%, 04/16/12	1,600	1,642
Nissan Auto Receivables Owner Trust, Ser 2008-B, Cl A3 4.460%, 04/16/12	3,000	3,084
USAA Auto Owner Trust, Ser 2009-1, Cl A2 2.640%, 08/15/11	3,425	3,454
Total Automobile		8,180
Credit Card - 3.4%
Bank One Issuance Trust, Ser 2004-A6, Cl A6 3.940%, 04/16/12	3,196	3,209
Capital One Multi-Asset Execution Trust, Ser 2009-A2, Cl A2 3.200%, 04/15/14	1,875	1,881
Chase Issuance Trust, Ser 2005-A9, Cl A9 (B) 0.339%, 11/15/11	1,660	1,659
Total Credit Card		6,749
Home Equity Loans - 2.0%
HFC Home Equity Loan Asset Backed Certificates, Ser 2006-3, Cl A3F (D) 5.630%, 03/20/36	4,305	3,273
Wells Fargo Home Equity Trust, Ser 2004-2, Cl AI3 (C) 3.970%, 05/25/34	634	611
Total Home Equity Loans		3,884
Other - 2.5%
Entergy Gulf States Reconstruction Funding, Ser 2007-A, Cl A1 5.510%, 10/01/13	3,003	3,157
FNMA Whole Loan, Ser 2001-W4, Cl AF5 (D)(F) 6.114%, 02/25/32	142	137
Oil and Gas Royalty Trust 144A, Ser 2005-1A, Cl A 5.090%, 07/28/12	1,676	1,718
Total Other		5,012
Total Asset-Backed Securities (Cost $24,440)		23,825
Money Market Fund - 7.5%
Dreyfus Cash Management Fund, Institutional Class, 0.411% (A)	14,773,640	14,774
Total Money Market Fund (Cost $14,774)		14,774
Total Investments - 104.6% (Cost $208,988)†		206,741
Other Assets and Liabilities, Net - (4.6)%		(9,051)
Total Net Assets - 100.0%		$197,690

144A - Security exempt from registration under Rule 144A of the securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. On June 30, 2009, the value of these securities amounted to $14,493 (000), representing 7.3% of the net assets of the Old Mutual Dwight Short Term Fixed Income Fund.

(A) The rate reported represents the 7-day effective yield as of June 30, 2009.
(B) Floating Rate Security - The rate reported represents the security's rate as of June 30, 2009
(C) Variable Rate Security - The rate reported on the Schedule of Investments represents the effective yield at the time of purchase.
(D) The rate shown reflects the coupon rate after the step date.
(E) Inflation-Indexed Bond - The principal amount of this security is adjusted for inflation.
(F) All or a portion of this security is held as cover for TBAs.
(G) Security deemed to be illiquid. The Fund may not invest more than 15% of its net assets in illiquid securities. As of June 30, 2009, the value of these securities amounted to $217 (000), representing 0.1% of the net assets of the Old Mutual Dwight Short Term Fixed Income Fund.

Cl - Class
CMBS - Commercial Mortgage-Backed Security
CMO - Collateralized Mortgage Obligation
FHLMC - Federal Home Loan Mortgage Corporation
FNMA - Federal National Mortage Association
MTN - Medium Term Note
Ser - Series
TBA - Security traded under delayed delivery commitments settling after June 30, 2009. Income on this security will not be earned until the settlement date

† At June 30, 2009, the approximate tax basis cost of the Fund’s investments was $208,988 (000), and the unrealized appreciation and depreciation were $2,254 (000) and $(4,501) (000), respectively.

Cost figures are shown with "000's" omitted.

FAS 157 Footnote Disclosure:

The Fund utilizes various inputs in determining the value of its investments as of the reporting period end. These inputs are summarized in three broad levels as follows:

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used as of June 30, 2009 in valuing the Fund’s net assets were as follows (000):

Investments	Level 1	Level 2	Level 3
Mortgage Related	$-	$49,696	$1,259
Corporate Bonds	-	46,584	2,533
U.S. Treasury Obligations	-	36,851	-
U.S. Government Agency Obligations	-	31,219	-
Asset-Backed Securities	-	20,226	3,599
Money Market Fund	14,774	-	-
Total Investments	$14,774	$184,576	$7,391

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used in determining fair value (000).

	Investments
Balance as of March 31, 2009	$4,165
Realized gain (loss)	2
Change in unrealized appreciation (depreciation)	(864)
Accrued discounts/premiums	-
Net purchases (sales)	(325)
Transfers in and/or out of Level 3	4,413
Balance as of June 30, 2009	$7,391

The information used in the above reconciliation represents fiscal year to date activity for any investment in securities identified as using Level 3 inputs at either the beginning or the end of the current reporting period. Transfers in and/or out of Level 3 represents either the beginning value (for transfers in), or the ending value (for transfers out) of any security where a change in the input level occurred from the beginning to the end of the reporting period.

NOTES TO SCHEDULE OF INVESTMENTS

Security Valuation — Investments securities of the Funds, including securities sold short, that are listed on a securities exchange, market or automated quotation system and for which market quotations are readily available, including securities traded over-the-counter (“OTC”) (except for securities traded on NASDAQ), are valued at the last quoted sales price on the principal market on which they are traded at the close of trading on the New York Stock Exchange (“NYSE”) (normally 4:00 p.m., Eastern
Time) each day that the NYSE is open (the “Valuation Time”), or, if there is no such reported sale at the Valuation Time, at the most recent quoted bid price reported by the exchange or the OTC market. For securities traded on NASDAQ, the NASDAQ Official Closing Price provided by NASDAQ each business day will be used. If such prices are not available, these securities and unlisted securities for which market quotations are not readily available are valued in accordance with Fair Value Procedures established by the Board of Trustees of the Trust
(the “Board”). The Funds use pricing services to report the market value of securities in the portfolios; if the pricing service is not able to provide a price, or the pricing service quote of valuation is inaccurate or does not reflect the market value of the security, prices may be obtained through market quotations from independent broker/dealers. If market quotations from these sources are not readily available, securities are valued in accordance with Fair Value Procedures established by the Board. The Trust’s Fair Value Procedures are implemented through a Valuation Committee (the “Committee”) designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when, under normal conditions, it would be open; or the security’s primary pricing source is not able or willing to provide a price. When a security is valued in accordance with the
Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. The valuation is assigned to Fair Valued Securities for purposes of calculating a Fund's net asset value (“NAV”).
Debt securities (other than short-term obligations), including listed issues, are valued on the basis of valuations furnished by a pricing service which utilizes electronic data processing techniques to determine valuations for normal institutional size trading units of debt securities, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations with maturities of 60 days or less may be valued at amortized cost, which approximates market value. Under this valuation method, acquisition discounts and premiums are accreted and amortized ratably to maturity and are included in interest income.

Foreign securities traded on the foreign exchanges in the Western Hemisphere are valued based upon quotations from the principal market in which they are traded before the valuation time and are translated from the local currency into U.S. dollars using current exchange rates. In addition, if quotations are not readily available, or if the values have been materially affected by events occurring after the closing of a foreign market, assets may be valued in accordance with the Fair Value
Procedures established by the Board.

Foreign securities traded in countries outside the Western Hemisphere are fair valued daily by utilizing the quotations of an independent pricing service, unless the Fund’s investment adviser, Old Mutual Capital , Inc. ("Old Mutual Capital" or the "Adviser") determines that use of another valuation methodology is appropriate. The pricing service uses statistical analyses and quantitative models to adjust local prices using factors such as subsequent movement and changes in the prices of indexes, securities and exchange rates in other markets in determining fair value as of the time the Funds calculate the NAVs. The fair value of the foreign security is translated from the local currency into U.S.
dollars using current exchange rates.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price. Futures contracts are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures are provided by an independent source.

The Funds are subject to the provisions of Statement of Financial Accounting Standards No. 157, Fair Value Measurements, (“SFAS
157”). SFAS 157 establishes a hierarchy that prioritizes the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs
(Level 3 measurements) when market prices are not readily available or reliable. The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy during the reporting period. The aggregate value by input level, as of June 30, 2009, for each Fund’s investments, as well as a reconciliation of assets for which Level 3 inputs were assigned, is disclosed within a table to each Fund's Schedule of Investments.

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

Item 2.                      Controls and Procedures.

(a)           Based on an evaluation of the Disclosure Controls and Procedures of Old Mutual Funds II (the “registrant”) as of a date within 90 days of the filing date of this report, the registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), or persons performing similar functions, have concluded that the Disclosure Controls and Procedures are effectively designed to ensure that information required to be disclosed in this report is recorded, processed, summarized, and reported within required time periods, and accumulated and communicated to the registrant’s management, including the registrant’s PEO and PFO, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)           During the quarter ended June 30, 2009, there has been no change in the registrant’s internal control over financial reporting that has materially affected, or that is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

Attached hereto as Exhibit EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

OLD MUTUAL FUNDS II

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, President

Date:	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Julian F. Sluyters
Julian F. Sluyters, Principal Executive Officer

Date:	August 20, 2009

By:	/s/ Robert T. Kelly
Robert T. Kelly, Principal Financial Officer

Date:	August 20, 2009